Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account A
     File Number 333-80975


Commissioners:

Enclosed for filing is a complete copy, including exhibits, of Post-Effective Amendment Number 1 to the above referenced Form
S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VSLCVR.txt

  As filed with the Securities and Exchange Commission on April 27, 2001
                                             Registration No. 333-80975
                                             POST-EFFECTIVE AMENDMENT
NO. 2

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM S-6
                              --------

              FOR REGISTRATION UNDER THE SECURITIES ACT
              OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A
              ________________________________________
                         (Exact Name of Trust)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)
                           One Midland Plaza
                         Sioux Falls, SD 57193
               (Address of Principal Executive Office)
                       _________________________
    Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193

          (Name and Address of Agent for Service of Process)

                               Copy to:

                         Frederick R. Bellamy
                     Sutherland Asbill & Brennan  L L P
                    1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

              Variable Survivorship Life Insurance Policies

                  (Title of Securities being offered)

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b)
        _x_  on April 27, 2001 pursuant to paragraph (b)
        ___  60 days after filing pursuant to paragraph (a) (1)
        ___  on ____________ pursuant to paragraph (a) (1) of Rule 485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    --------------------------------------------------------------------
--


S6VSL.TXT

VARIABLE SURVIVORSHIP LIFE


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700


Variable Survivorship Life is a last survivor variable
life insurance policy issued by Midland National Life Insurance Company. Variable Survivorship Life:
	provides insurance coverage with flexibility in death
benefits and premiums;
	pays a death benefit if both of the two insureds die while the contract is still in force;
	can provide substantial    cash valuecontract
fund     build-up on a tax-deferred basis.
However, there is no guaranteed    cash
valuecontract fund     for amounts You allocate to
the Investment Divisions. You bear the risk of poor investment performance for those amounts.
	lets You borrow against Your contract, withdraw
part of the net cash surrender value, or completely
surrender Your contract.  Loans and withdrawals
affect the    cash valuecontract fund    , and
may affect the death benefit.
After the first premium, You may decide how much
Your premiums will be and how often You wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may
or may not be a Modified Endowment
   Cc    ontract. If it is a Modified Endowment
   Cc    ontract, then loans and withdrawals may
have negative tax consequences.
You have a limited right to examine Your contract and
return it to Us for a refund.
You may allocate Your    cash valuecontract
fund     to Our General Account or up to ten
investment divisions.  Each division invests in a
specified mutual fund portfolio.  You can choose
among the following    twenty fivethirty
investment divisions:
1.	VIP Money Market Portfolio
2.	VIP High Income Portfolio
3.	VIP Equity-Income Portfolio
4.	VIP Growth Portfolio
5.	VIP Overseas Portfolio
6.	   VIP MidCap Portfolio
7.	VIP II Asset Manager Portfolio
8.	VIP II Investment Grade Bond Portfolio
9.	VIP II Contrafund         Portfolio
10.	VIP II Asset Manager: Growth Portfolio
11.	VIP II Index 500 Portfolio
12.	VIP III Growth & Income Portfolio
13.	VIP III Balanced Portfolio
14.	VIP III Growth Opportunities Portfolio
15.	American Century VP Capital Appreciation
Portfolio
16.	American Century VP Value Portfolio
17.	American Century VP Balanced Portfolio
18.	American Century VP International Portfolio
19.	American Century VP Income & Growth Portfolio
20.	MFS VIT Emerging Growth Series
21.	MFS VIT Research Series
22.	MFS VIT    Growth with IncomeInvestors
Trust     Series
23.	MFS VIT New Discovery Series
24.	Lord Abbett Series Fund, Inc. Growth &
Income Portfolio (hereinafter referred to as Lord
Abbett VC Growth and Income Portfolio)
25.	Lord Abbett Series Fund, Inc.  Mid-Cap
Value Portfolio (hereinafter referred to as Lord
Abbett VC Mid-Cap Value Portfolio)
26.	Lord Abbett Series Fund, Inc.  International
Portfolio (hereinafter referred to as Lord Abbett
VC International Portfolio)
27.	   Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged All Cap Portfolio
Your    cash valuecontract fund     in the
investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments.
Separate prospectuses describe the investment
objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not
approved or disapproved of these securities or
determined if this prospectus is truthful or
complete.  Any representation to the contrary is a
criminal offense.
Prospectus: May 1,    20002001    .







   Table of Contents


Table of Contents


PART 1: SUMMARY	4
FEATURES OF VARIABLE SURVIVORSHIP LIFE	4
Death Benefit Options	4
Contract Changes	4
Flexible Premium Payments	4
Additional Benefits	4
INVESTMENT CHOICES	5
YOUR CONTRACT FUND	5
Transfers	5
Contract Loans	6
Withdrawing Money	6
Surrendering Your Contract	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your Contract Fund	6
Surrender Charges	6
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	8
Your Right To Examine This Contract	8
Your Contract Can Lapse	8
Tax Effects of Variable Survivorship Life	8
Illustrations	9
Inquiries And Correspondence	9
State Variations	9
PART 2: DETAILED INFORMATION ABOUT
VARIABLE SURVIVORSHIP LIFE	9
INSURANCE FEATURES	9
How the Contracts Differ From Whole Life Insurance	9
Application for Insurance	10
Death Benefit	10
Maturity Benefit	12
Changes In Variable Survivorship Life	12
Changing The Face Amount of Insurance	12
Changing Your Death Benefit Option	13
When Contract Changes Go Into Effect	13
Flexible Premium Payments	13
Allocation of Premiums	14
Additional Benefits	14
Policy Split Option	14
Extended Maturity Option	15
SEPARATE ACCOUNT INVESTMENT CHOICES	15
Our Separate Account And Its Investment Divisions	15
The Funds	15
Investment Policies Of The Portfolios	15
USING YOUR CONTRACT FUND	19
The Contract Fund	19
Amounts In Our Separate Account	19
How We Determine The Accumulation Unit Value	19
Contract Fund Transactions	19
Transfers Of Contract Fund	20
Dollar Cost Averaging	20
Portfolio Rebalancing	21
Contract Loans	21
Withdrawing Money From Your Contract Fund	22
Surrendering Your Contract	22
THE GENERAL ACCOUNT	23
DEDUCTIONS AND CHARGES	23
Deductions From Your Premiums	23
Deductions From Your Contract Fund	24
Charges Against The Separate Account	24
Transaction Charges	25
How Contract Fund Charges Are Allocated	25
Surrender Charges	25
Charges In The Funds	26
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	26
Your Right To Examine The Contract	26
Your Contract Can Lapse	26
You May Reinstate Your Contract	27
Contract Periods And Anniversaries	27
Maturity Date	27
We Own The Assets Of Our Separate Account	27
Changing the Separate Account	27
Limits On Our Right To Challenge The Contract	28
Your Payment Options	28
Lump Sum Payments	29
Optional Payment Methods	29
Your Beneficiary	30
Assigning Your Contract	30
When We Pay Proceeds From This Contract	30
Tax-Free "Section 1035" Exchanges	30
TAX EFFECTS	30
Tax Status of the Contract	30
Tax Treatment of Contract Benefits  In General	31
Tax Treatment of Distributions  Modified Endowment
Contracts	31
Tax Treatment of Distributions Contracts That Are
Not Modified Endowment Contracts	32
Investment in the Contract	32
Loans	32
Multiple Contracts	32
Tax Treatment of Policy Split Option	32
Other Contract Owner Tax Matters	32
Possible Tax Law Changes	33
Possible Charge for Midland's Taxes	33
Other Tax Considerations	33
PART 3: ADDITIONAL INFORMATION	33
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	33
YOUR VOTING RIGHTS AS AN OWNER	33
OUR REPORTS TO CONTRACT OWNERS	34
DIVIDENDS	34
MIDLAND'S SALES AND OTHER AGREEMENTS	34
REGULATION	35
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	35
LEGAL MATTERS	35
FINANCIAL	35
ADDITIONAL INFORMATION	36
ILLUSTRATIONS	40
DEFINITIONS	45
PERFORMANCE	47
APPENDIX A	48
FINANCIAL STATEMENTS	50
PART 1: SUMMARY
FEATURES OF VARIABLE SURVIVORSHIP LIFE
Death Benefit Options
Contract Changes
Flexible Premium Payments
Additional Benefits
INVESTMENT CHOICES
YOUR CASH VALUE
Transfers
Contract Loans
Withdrawing Money
Surrendering Your Contract
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
Deductions From Your Cash Value
Surrender Charges
Portfolio Expenses
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine This Contract
Your Contract Can Lapse
Tax Effects of Variable Survivorship Life
Illustrations
Inquiries And Correspondence
PART 2: DETAILED INFORMATION ABOUT
VARIABLE SURVIVORSHIP LIFE	11
INSURANCE FEATURES	11
How the Contracts Differ From Whole Life Insurance
Application for Insurance
Death Benefit
Maturity Benefit
Changes In Variable Survivorship Life
Changing The Face Amount of Insurance
Changing Your Death Benefit Option	15
When Contract Changes Go Into Effect	15
Flexible Premium Payments	15
Allocation of Premiums	16
Additional Benefits	16
Policy Split Option	16
Extended Maturity Option	17
SEPARATE ACCOUNT INVESTMENT CHOICES	17
Our Separate Account And Its Investment Divisions	17
The Funds	17
Investment Policies Of The Portfolios	17
USING YOUR CASH VALUE	21
The Cash Value	21
Amounts In Our Separate Account	21
How We Determine The Accumulation Unit Value	21
Cash Value Transactions	21
Transfers Of Cash Value	22
Dollar Cost Averaging	22
Portfolio Rebalancing	23
Contract Loans	23
Withdrawing Money From Your Cash Value	25
Surrendering Your Contract	25
THE GENERAL ACCOUNT	26
DEDUCTIONS AND CHARGES	26
Deductions From Your Premiums	26
Deductions From Your Cash Value	27
Charges Against The Separate Account	27
Transaction Charges	28
How Cash Value Charges Are Allocated	28
Surrender Charges	28
Charges In The Funds	29
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	30
Your Right To Examine The Contract	30
Your Contract Can Lapse	30
You May Reinstate Your Contract	30
Contract Periods And Anniversaries	30
Maturity Date	30
We Own The Assets Of Our Separate Account	31
Changing the Separate Account	31
Limits On Our Right To Challenge The Contract	31
Your Payment Options	32
Lump Sum Payments	32
Optional Payment Methods	32
Your Beneficiary	33
Assigning Your Contract	33
When We Pay Proceeds From This Contract	33
Tax-Free "Section 1035" Exchanges	33
TAX EFFECTS	34
Tax Status of the Contract	34
Tax Treatment of Contract Benefits  In General	34
Tax Treatment of Distributions  Modified Endowment
Contracts	34
Tax Treatment of Distributions  Contracts That Are
Not Modified Endowment Contracts	35
Investment in the Contract	35
Loans	35
Multiple Contracts	35
Tax Treatment of Policy Split Option	36
Other Contract Owner Tax Matters	36
Possible Tax Law Changes	36
Possible Charge for Midland's Taxes	36
Other Tax Considerations	36
PART 3: ADDITIONAL INFORMATION	37
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	37
YOUR VOTING RIGHTS AS AN OWNER	37
OUR REPORTS TO CONTRACT OWNERS	37
DIVIDENDS	38
MIDLAND'S SALES AND OTHER AGREEMENTS	38
REGULATION	38
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	39
LEGAL MATTERS	39
FINANCIAL	39
ADDITIONAL INFORMATION	39
ILLUSTRATIONS	43
DEFINITIONS	48
PERFORMANCE	50
APPENDIX A	51
FINANCIAL STATEMENTS	53
PART 1: SUMMARY	5
FEATURES OF VARIABLE SURVIVORSHIP LIFE	5
Death Benefit Options	5
Contract Changes	5
Flexible Premium Payments	5
Additional Benefits	5
INVESTMENT CHOICES	6
YOUR CASH VALUE	6
Transfers	6
Contract Loans	7
Withdrawing Money	7
Surrendering Your Contract	7
DEDUCTIONS AND CHARGES	7
Deductions From Your Premiums	7
Deductions From Your Cash Value	7
Surrender Charges	7
Portfolio Expenses	8
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	9
Your Right To Examine This Contract	9
Your Contract Can Lapse	10
Tax Effects of Variable Survivorship Life	10
Illustrations	10
Inquiries	10
PART 2: DETAILED INFORMATION ABOUT
VARIABLE SURVIVORSHIP LIFE	11
INSURANCE FEATURES	11
How the Contracts Differ From Whole Life Insurance	11
Application for Insurance	11
Death Benefit	11
Maturity Benefit	13
Changes In Variable Survivorship Life	13
Changing The Face Amount of Insurance	13
Changing Your Death Benefit Option	14
When Contract Changes Go Into Effect	14
Flexible Premium Payments	14
Allocation of Premiums	15
Additional Benefits	16
Policy Split Option	16
Extended Maturity Option	16
SEPARATE ACCOUNT INVESTMENT CHOICES	16
Our Separate Account And Its Investment Divisions	16
The Funds	16
Investment Policies Of The Portfolios	17
USING YOUR CASH VALUE	20
The Cash Value	20
Amounts In Our Separate Account	20
How We Determine The Accumulation Unit Value	20
Cash Value Transactions	21
Transfers Of Cash Value	21
Dollar Cost Averaging	21
Portfolio Rebalancing	22
Contract Loans	22
Withdrawing Money From Your Cash Value	24
Surrendering Your Contract	25
THE GENERAL ACCOUNT	25
DEDUCTIONS AND CHARGES	25
Deductions From Your Premiums	25
Deductions From Your Cash Value	26
Charges Against The Separate Account	27
Transaction Charges	27
How Cash Value Charges Are Allocated	27
Surrender Charges	28
Charges In The Funds	29
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	29
Your Right To Examine The Contract	29
Your Contract Can Lapse	29
You May Reinstate Your Contract	30
Contract Periods And Anniversaries	30
Maturity Date	30
We Own The Assets Of Our Separate Account	30
Changing the Separate Account	30
Limits On Our Right To Challenge The Contract	31
Your Payment Options	31
Your Beneficiary	33
Assigning Your Contract	33
When We Pay Proceeds From This Contract	33
TAX EFFECTS	33
Tax Status of the Contract	33
Tax Treatment of Contract Benefits  In General	34
Tax Treatment of Distributions  Modified Endowment
Contracts	34
Tax Treatment of Distributions  Contracts That Are
Not Modified Endowment Contracts	35
Investment in the Contract	35
Loans	35
Multiple Contracts	35
Tax Treatment of Policy Split Option	35
Other Contract Owner Tax Matters	35
Possible Tax Law Changes	36
Possible Charge for Midland's Taxes	36
Other Tax Considerations	36
PART 3: ADDITIONAL INFORMATION	36
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	36
YOUR VOTING RIGHTS AS AN OWNER	36
OUR REPORTS TO CONTRACT OWNERS	37
DIVIDENDS	38
MIDLAND'S SALES AND OTHER AGREEMENTS	38
REGULATION	38
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	38
LEGAL MATTERS	39
FINANCIAL	39
ADDITIONAL INFORMATION	39
ILLUSTRATIONS	43
DEFINITIONS	48
PERFORMANCE	51
APPENDIX A	52
FINANCIAL STATEMENTS	54
 PERFORMANCE	47
APPENDIX A	48
FINANCIAL STATEMENTS	50




This prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.
Buying this contract might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance contract.
You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.




PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean Midland
National Life Insurance Company.
"You" and "Your" mean the owner of the contract. We
refer to the two persons who are covered by the contract
as the "Insureds" or "Insured Persons," because the owner
might not be one of the insureds.
There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the
actual insurance    policycontract    .
The detailed information appearing later in this
prospectus further explains the following summary.
This summary must be read along with that detailed
information. Unless otherwise indicated, the
description of the contract in this prospectus assumes
that the contract is in force and that there is no
outstanding contract loan.
FEATURES OF VARIABLE SURVIVORSHIP LIFE
Death Benefit Options
Variable Survivorship Life is life insurance on two
insureds. If the contract is in force when the second of the two insureds dies, We will pay a death benefit. No benefit is paid when the first insured dies.  You choose between
two death benefit options:
	Option 1: death benefit equals the face amount ("Specified Amount") of the insurance contract. This is sometimes called a "level" death benefit.
	Option 2: death benefit equals the face amount plus the
   cash valuecontract fund.      This is sometimes
called a "variable" death benefit.
You also choose between two corridor percentages that
might, in some circumstances, result in an even larger
death benefit.  See ""Death Benefit" on page
   1212118    .
We deduct any outstanding loans and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

Whether Your contract lapses or remains in force can
depend on the amount of Your    cash valuecontract
fund     (less any outstanding loans and surrender
charges).  The    cash valuecontract fund    , in turn,
depends on the investment performance of the investment divisions You select (and the amount You have in Our
General Account).  (The    cash valuecontract fund
    also depends on the premiums You pay and the
charges We deduct.)  However, during the Minimum
Premium Period, You can keep Your    policycontract
    in force by paying a certain level of premiums.
The minimum face amount is $200,000.
Contract Changes
You may make limited changes to the death benefit option
You have chosen. You may also increase or decrease the
face amount of Your contract, within limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever
amount You want, within certain limits.  We require an
initial minimum premium based on the Equal Age.   (See
Appendix A for how the Equal Age is determined.)
You choose a planned periodic premium.  But payment of
the planned premiums does not ensure that Your
contract will remain in force.  Additional premiums may
be required to keep Your    policycontract     from
lapsing.  You need not pay premiums according to the
planned schedule.  However, You can ensure that Your
contract stays in force during the first 5 years (the
Minimum Premium Period) by paying premiums    at
least     equal to the accumulated minimum premium
amounts. See "Flexible Premium Payments" on page
   15151412    .
Additional Benefits
You may choose to include additional benefits in the
contract by rider. These benefits may include:
	a death benefit guarantee to maturity,
	additional survivor life insurance protection during the
first four years   , and
	insurance protection for one of the insureds
Each month We deduct any costs of additional benefits
from Your    cash valuecontract fund    . See
"Additional Benefits" on page    16161613    .
INVESTMENT CHOICES
You may allocate Your    cash valuecontract fund
to up to ten of the following investment divisions:
1.	Fidelity's Variable Insurance Products Fund (VIP)
Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund (VIP)
High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund (VIP)
Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund (VIP)
Overseas Portfolio
6.	   Fidelity's Variable Insurance Products Fund
(VIP) MidCap Portfolio
6.7.	Fidelity's Variable Insurance Products Fund II (VIP
II) Asset Manager Portfolio
7.8.	Fidelity's Variable Insurance Products Fund II (VIP
II) Investment Grade Bond Portfolio
8.9.	Fidelity's Variable Insurance Products Fund II (VIP
II) Contrafund Portfolio
9.10.	Fidelity's Variable Insurance Products Fund II (VIP
II) Asset Manager: Growth Portfolio
10.11.	Fidelity's Variable Insurance Products Fund II (VIP
II) Index 500 Portfolio
11.12.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth & Income Portfolio
12.13.	Fidelity's Variable Insurance Products Fund III
(VIP III) Balanced Portfolio
13.14.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation
Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth Portfolio
19.20.	MFS VIT Emerging Growth Series
20.21.	MFS VIT Research Series
21.22.	MFS VIT Growth with IncomeInvestors Trust
Series
22.23.	MFS VIT New Discovery Series
23.24.	Lord Abbett VC Growth & Income Portfolio
24.25.	Lord Abbett VC Mid-Cap Value Portfolio
25.26.	Lord Abbett VC International Portfolio
27.	Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
You bear the complete investment risk for all amounts
allocated to any of these investment divisions. For more information, see "The Funds" on page
17171614    .
You may also allocate Your    cash valuecontract
fund     to Our General Account, where We guarantee
the safety of principal and a minimum interest rate.  See
the "THE GENERAL ACCOUNT" on page
26262523    .
YOUR    CASH VALUECONTRACT FUND
Your cash valuecontract fund     begins with Your first
premium payment.  From Your premium We deduct a
sales charge, a premium tax, a federal tax and any service charges. The balance of the premium is Your beginning cash valuecontract fund.
Your cash valuecontract fund changes daily to
reflects:
	the amount and frequency of premium payments,
	monthly deductions for the cost of insurance and
expenses,
	the investment performance of Your chosen investment
divisions,
	interest earned on amounts allocated to the General
Account,
	loans, and
	partial withdrawals.
There is no guaranteed    cash valuecontract fund
    for amounts allocated to the investment divisions.
See "   The The The The The The Cash Value" on page
19212017    .
Transfers
You may transfer Your    cash valuecontract fund
among the investment divisions and between the General
Account and the various investment divisions. Transfers
take effect when We receive Your request.  We require a
minimum amount for each transfer, usually $200.
Currently, We allow an unlimited number of
free     transfers.  We reserve the right to charge a $25
fee after the 12th transfer in a contract year. There are
other limitations on transfers to and from the General
Account. See    "Transfers Of     Transfers Of
   Transfers Of Transfers Of Transfers Of Transfers Of
Cash Value" on page 23222118.
PolicyContract     Loans
You may borrow up to 92% of Your cash surrender value
(the    cash valuecontract fund     less the surrender
charge).  Your contract will be the sole security for the
loan.     Your contract states a minimum loan amount,
usually $200    .  Contract loan interest accrues daily at
an annually adjusted rate. See "Contract Loans" on page
   23232219    . Contract loan interest is not tax
deductible on contracts owned by an individual.  There
may be federal tax consequences for taking a
   policycontract     loan. See "TAX EFFECTS" on
page    26343328    .
Withdrawing Money
You may make a partial withdrawal from Your    cash
valuecontract fund    . The current minimum
withdrawal amount is $200.  The maximum partial
withdrawal You can make is 50% of the net cash
surrender value.  The net cash surrender value is the cash
surrender value (Your    cash valuecontract fund
minus any surrender charge) minus any outstanding loan
and loan interest due. Withdrawals are subject to other requirements. If You make more than one withdrawal in a contract year, then We deduct a service charge (no more
than $25). See    "Withdrawing Money From Your
    Withdrawing Money From Your    Withdrawing
Money From Your Withdrawing Money From Your
Withdrawing Money From Your Withdrawing Money
From Your Cash Value" on page 25252420    .
Withdrawals and surrenders may have negative tax
effects. See "TAX EFFECTS" on page
   26343328    .
Surrendering Your Contract
You can surrender Your contract for cash and then We
will pay You the net cash surrender value.  A surrender
charge may be deducted, and taxes and a tax penalty may
apply. See    "Surrendering Your Contract" on page
202625.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a 2.25% sales charge from each premium
payment.  This charge partially reimburses Us for the
selling and distributing costs of this contract.  We also
charge a 2.25% state premium tax on each premium
payment and 1.50% for Federal taxes.  We may decrease
or increase these charges depending on Our taxes, and We
may vary the premium tax by state. If You elect to pay
premiums by Civil Service Allotment, We also deduct a
$.46 service charge from each premium payment. See
"Deductions From Your Premiums" on page
   26262521    .
Deductions From Your    Cash ValueContract
Fund
We deduct certain amounts from Your    cash
valuecontract fund     each month.
These are:
	a policy charge of $10.00 (currently, We plan to reduce this charge to $5.00 after the 10th contract year).
	an expense charge that is based upon each insured person's issue age, sex, risk class, and the
face     amount of insurance under Your contract
	a cost of insurance charge.  The amount of this charge
is based on    the each     insured persons' issue
age, sex, risk class, the contract duration, and the
   face     amount of insurance under Your
contract; and
	charges for additional benefits.
In addition, We deduct fees when You make:
	a partial withdrawal of net cash surrender value more than once in a contract year or
	more than twelve transfers a year between investment divisions. (We currently waive this charge).
See "   Deductions From Your     Deductions From
Your    Deductions From Your Deductions From Your
Deductions From Your Deductions From Your Cash
Value" on page 28272621    .
We also deduct a daily charge at an annual rate of 0.50%
of the assets in every investment division.  This rate will
decrease to 0.25% after the 10th contract year.   This
charge is for certain mortality and expense risks.
Surrender Charges
We deduct a surrender charge only if You surrender Your
contract for its net cash surrender value or let Your
contract lapse during the surrender charge period (this
period is the earlier of 15 years or the attained Equal Age
of 95). If You keep this contract in force for the surrender charge period, then You will not incur a surrender charge.
The surrender charge varies by the equal age (Appendix A
describes how the equal age of a    policycontract
is determined) of the    policycontract     as
determined at the time of issue. The per $1,000 surrender charge is highest in the first year of Your
policycontract     and gradually decreases to $0.00 after
the end of the surrender charge period (earlier of 15 years
or the attained equal age of 95).  The amount of the
surrender charge in the first year is, for example $5.20 per $1,000 for equal age 33 but it is $49.00 per $1,000 for equal age 85.  The maximum first year surrender charge
for all policies, per $1,000 of face amount, occurs at equal age 85. The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in
Your contract form, for the appropriate contract year,
times the appropriate face amount of insurance and
dividing by 1,000.  If You change Your face amount of
insurance after Your contract is issued, the face amount
used in the surrender charge calculation is the highest face amount which exists during the life of Your contract. See "Surrender Charges" on page 25 for samples of the per
$1,000 charge for various equal ages.
Portfolio Expenses
Each investment division invests exclusively in a
corresponding mutual fund portfolio.  Each portfolio pays
an investment advisory fee, and may also incur other
operating expenses. The total expenses for each portfolio
(as a percentage of assets) for the year ending December
31,    19992000     are shown in the table below.

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers    and after expenses reimbursement but before
any reductions for custodian and transfer agent expenses
offsets    .)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
VIP Money Market   (8)
  Portfolio	0.180.27%	0.090.08%	0.270.35%
VIP High Income
  Portfolio	0.58%	0.110.10%	0.690.68%
VIP Equity-Income(3)
  Portfolio 	0.48%	0.090.08%	0.570.56%
VIP Growth(3)
  Portfolio	0.580.57%	0.08%	0.660.65%
VIP Overseas(3)
  Portfolio	0.730.72%	0.180.17%	0.910.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager(3)
  Portfolio 	0.53%	0.100.08%	0.630.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.580.57%	0.09%	0.670.66%
VIP II Asset Manager: Growth(3)
   Portfolio	0.58%	0.130.11%	0.710.69%
VIP II Index 500(4)
Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(3)
   Portfolio	0.48%	0.120.10%	0.600.58%
VIP III Balanced(3)
  Portfolio 	0.43%	0.140.15%	0.570.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.110.10%	0.690.68%
American Century VP Capital Appreciation
  Portfolio	1.000.98% 	0.00%	1.000.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.341.23%	0.00%	1.341.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.090.10%	0.840.85%
MFS VIT Research(5)
  Series	0.75%	0.110.10%	0.860.85%
MFS VIT Growth with IncomeInvestors Trust(5)
  Series	0.75%	0.130.12%	0.880.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.170.16%	1.071.06%
Lord Abbett VC Growth & Income
  Portfolio	0.50%	0.370.53%	0.871.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.750.00%	0.35%	1.100.35%
Lord Abbett VC International(7)
  Portfolio	1.000.00%	0.35%	1.350.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American MidCap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%
(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for
   19992000 except as noted for the Lord Abbett VC Mid-Cap
Portfolio and the Lord Abbett VC International Portfolio    .  The
expenses shown for Fidelity's VIP, VIP II, and VIP III Portfolios are those applicable to the Initial Class.
   (3) (3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as followsActual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because, through arrangements with the fund's custodian, credits realized s a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Including these reductions, total operating expenses would have been as follows:
	VIP Equity-Income Portfolio	0.560.55%
	VIP Growth Portfolio	0.650.64%
	VIP Overseas Portfolio	0.870.87%
	VIP MidCap Portfolio	0.69%
	VIP II Asset Manager Portfolio	0.62%
	VIP II Contrafund Portfolio	0.650.63%
	VIP II Asset Manager: Growth Portfolio	0.700.68%
	VIP III Growth & Income Portfolio	0.57%
	VIP III Balanced Portfolio	0.550.56%
	VIP III Growth Opportunities Portfolio	0.680.66%
	VIP III Growth & Income Portfolio	0.59%
 (4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 19992000. Without this reimbursement, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
VIP II Index 500	0.10%	0.34%the VIP II Index
500 would have had total expenses of 0.33%.  This arrangement may be discontinued by the fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend -disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses.  The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	   0.830.84%
MFS VIT Research Series	0.850.84%
MFS VIT Growth With IncomeInvestors Trust Series	0.870.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
MFS VIT New Discovery   	1.590.19%	2.491.09%
This arrangement may be discontinued by the fund's manager at any time.
(7) Lord Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC International portfolios. Without this reimbursement, the total expenses would have been 3.72% for the VC Mid-Cap Value and 5.22% for the VC International Portfolios.For the year 2000, Lord Abbett & Co. voluntarily waived its management fees from the VC Mid-Cap Value and VC International portfolios and reimbursed a portion of each portfolio's expenses. Without these waivers and reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International Portfolios. For the year 2001, Lord Abbet & Co. has agreed formally to continue to reimburse a portion of each of these portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35% of its average net assets. This agreement may be discontinued by Lord
Abbett & Co. at any time.
(8)The annual class operating expenses provided are based on historical expenses adjusted to reflect the current management fee structure.

ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine This Contract
You have a right to examine and cancel the contract.
Your cancellation request must be postmarked by the
latest of the following 3 dates:
	10 days after You receive Your contract,
	10 days after We mail You a notice of this right, or 45 days after You sign the contract application.
If You cancel Your contract during this period, then We
will return Your    cash valuecontract fund     plus all
of the charges We have deducted from premiums or from
the investment divisions or the    cash valuecontract
fund    .  Expenses of the portfolios are not returned.
See "Your Right To Examine The Contract" on page
26302924    .
Your Contract Can Lapse
Your contract remains in force if the net cash surrender value can pay the monthly charges. In addition, during the Minimum Premium Period, Your contract will remain
in force as long as You meet the applicable minimum
premium requirements.  However, the contract can lapse
after the Minimum Premium Period no matter how much
You pay in premiums, if the net cash surrender value is insufficient to pay the monthly charges (subject to the
grace period). ).   The net cash surrender value is the
contract fund minus any surrender charges minus any
contract debt.  See "Your Contract Can Lapse" on page
26302924    .
Tax Effects of Variable Survivorship Life
It is reasonable to conclude that a contract should qualify as a life insurance contract for federal income tax purposes, although there is some uncertainty due to lack
of pertinent authority and particularly if You pay the full amount of premiums permitted under the contract. If a contract does not satisfy Section 7702 of the Internal Revenue Code (defining life insurance for tax purposes),
We will take appropriate and reasonable steps to try to get the contract to comply with Section 7702.
If a contract qualifies as a life insurance contract for federal income tax purposes, then the death benefit payment is not subject to federal income tax. In addition, under current federal tax law, You do not have to pay
income tax on any increases in Your    cash
valuecontract fund     as long as they remain in Your
contract.
A contract may be treated as a "Modified Endowment
Contract"    ("MEC")     depending upon the amount
of premiums paid in relation to the death benefit. If the
contract is a    Modified Endowment
contractMEC    , then all pre-death distributions,
including withdrawals and contract loans, will be treated first as distributions of taxable income and then as a return of Your investment in the contract. In addition, prior to the taxpayer attaining age 59 1/2, such distributions generally will be subject to a 10% penalty tax.
If the contract is not a Modified Endowment
contractMEC, distributions generally will be treated first
as a return of Your investment in the contract and then as
a distribution of taxable income. Moreover, loans will not
be treated as distributions. Finally, distributions and loans
from a contract that is not a    Modified Endowment
contractMEC     are not subject to the 10% penalty tax.
See "TAX EFFECTS" on page    26343328    .
Illustrations
This prospectus includes sample illustrations of
hypothetical death benefits and cash surrender values,
beginning on page    40 264343.      These are only
hypothetical figures and are not indications of either past or anticipated future investment performance. These hypothetical value illustrations may be helpful in understanding the long-term effects of different levels of investment performance, charges and deductions. They may help in comparing this contract to other life insurance contracts. They indicate that if the contract is surrendered in the early contract years, the cash surrender value may be low compared to never purchasing the contract and investing the money used as premiums at 5% per year.
This demonstrates that this contract should not be purchased as a short-term investment.
   Inquiries And Correspondence
If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Executive
Office:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, South Dakota 57193
(605) 335-5700

You may send correspondence and transaction requests to
Us by facsimile or telephone.  The procedures We follow
for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that
instructions communicated by telephone or facsimile are
genuine.
The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract Owner by name, social security number, date of birth of the Owner or the Insured,
or other identifying information.  Accordingly, We
disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine. We may record all telephone
requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office.  You bear those risks.
State Variations
Certain provisions of the contracts may be different than
the general description in this prospectus, and certain
riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such state variations will be included in Your contract or in riders or endorsements attached to
Your contract.  See Your agent or contact Our Executive
Office for additional information that may be applicable
to Your state.
PART 2: DETAILED INFORMATION
ABOUT VARIABLE
SURVIVORSHIP LIFE
INSURANCE FEATURES
This prospectus describes Our Variable Survivorship Life contract. There may be contractual variances because of requirements of the state where Your contract is issued.
How the Contracts Differ From Whole Life Insurance
Variable Survivorship Life (VSL) provides insurance
coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial
conditions.  VSL differs from traditional whole life
insurance because You may choose the amount and
frequency of premium payments, within limits.
In addition, VSL has two types of death benefit options.
You may switch back and forth between these options.
Variable Survivorship Life also allows You to change the
face amount without purchasing a new insurance
   policycontract    .  However, evidence of
insurability may be required.
   Finally,     VSL is called 'last survivor' or
'survivorship' because no death benefit is paid until the
last, 'surviving' insured dies. No death benefit is paid and no adjustment will be made when just one insured dies.
   Finally, VSL is "variable" because the contract fund
and other benefits will vary up or down, depending on the investment performance of the portfolios You select. You bear the risk of poor performance but You get the benefit
of good performance.
Application for Insurance
To apply for a contract You must submit a completed
application on both insureds.  We decide whether to issue
a contract based on the information in the application and
Our standards for issuing insurance and classifying risks.
If We decide not to issue a contract, then We will return
the premiums paid plus interest credited. The maximum individual issue age is 85 and the minimum individual issue age is 20.  The maximum Equal Age is 85 and the
minimum Equal Age is 20.  The Equal Age of the contract
is a single age which is derived from the two individual
ages, substandard ratings, risk classes and sexes of the two
insureds on the    policycontract    . We will
determine the Equal Age for each contract as shown in
Appendix A.
Death Benefit
Death Benefit Options: We pay the death benefit to the beneficiary after the last surviving insured dies
(outstanding indebtedness will be deducted from the
proceeds).  As the owner, You may choose between two
death benefit options:
	Option 1 provides a benefit that equals the face amount of the contract. This "level" death benefit is for owners who prefer insurance coverage that does not vary in
amount and has lower insurance charges.  Except as
described below, the death benefit under option 1 is
level or fixed at the face amount.
	Option 2 provides a benefit that equals the face amount
of the contract    plus     the    cash
valuecontract fund fund    on the day the insured
person dies.  This "variable" death benefit is for owners
who prefer to have investment performance reflected in
the amount of their insurance coverage.  Under
   Oo    ption 2, the value of the death benefit
fluctuates with Your    cash valuecontract fund.
Death Benefit Corridor Percentages.  You also choose
between two death benefit corridor percentage tables.
These percentages are applied to the    cash
valuecontract fund     at the death of the second insured,
and if that result is greater than that described above, then it will be the death benefit amount.
The percentage is 250% up to age 40, and then the
percentages generally decline as the insured person gets
older.  This alternative minimum death benefit will be the
   cash valuecontract fund     on the day the last
surviving insured dies multiplied by the corridor
percentage for the younger insured's age.  For this
purpose, age is the attained age (age last birthday) at the beginning of the contract year of the younger insured. (If the younger insured dies first, then the younger insured's nominal age is used; that is the age the younger insured would have attained if he or she were still alive at the
survivor's death.)
You can choose either a standard corridor percentage
table or an enhanced corridor percentage table (both tables
are available under either death benefit option 1 or option
2). The tables are the same for ages 0 through 85. The difference is that the enhanced corridor percentage table
provides a higher multiple of Your    cash valuecontract
fund    s for attained ages 86 through 94.  As a result,
Your beneficiaries may receive a larger death benefit if
the last survivor dies when the younger insured's attained
age (or nominal attained age) is between 86 and 94.
However, this is not guaranteed to occur and You should
run a hypothetical illustration for Your particular face
amount and anticipated premium contribution levels to
see how the death benefits and    cash valuecontract
fund    s compare between the enhanced and standard
corridor tables.  Your actual death benefits will depend on
Your actual    cash valuecontract fund     and the
younger insured's attained age (or nominal age) at the time of the death of the last survivor.
Once Your contract is issued, You can never change the corridor percentage table that You selected.
The standard and the enhanced corridor percentage tables are shown below:
Standard Death Benefit
Corridor Percentage Table

   		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Younger	This Percent	Younger	This Percent
	Insured's	of The	Insured's	of The
	Age Is	Cash ValueContract Fund	Age Is	Cash ValueContract
Fund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
			95-99	100%

These percentages are based on federal income tax law
which require a minimum death benefit, in relation to
   cash valuecontract fund    , for your contract to
qualify as life insurance.







Enhanced Death Benefit
Corridor Percentage Table
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Younger	This Percent	Younger	This Percent
	Insured's	of The	Insured's	of The
	Age Is	   Cash ValueContract Fund	Age Is
	Cash ValueContract Fund
	0-40	250%	65	120%
	41	243%	66	119%
	42	236%	67	118%
	43	229%	68	117%
	44	222%	69	116%

	45	215%	70	115%
	46	209%	71	113%
	47	203%	72	111%
	48	197%	73	109%
	49	191%	74	107%

	50	185%	75-85	105%
	51	178%	86	109%
	52	171%	87	113%
	53	164%	88	118%
	54	157%	89	122%

	55	150%	90	126%
	56	146%	91	121%
	57	142%	92	115%
	58	138%	93	110%
	59	134%	94	105%

	60	130%	95	100%
	61	128%	96	100%
	62	126%	97	100%
	63	124%	98	100%
	64	122%	99	100%

The following example will clarify how these factors
work.  Assume the younger insured person is 55 years old
and the face amount is $200,000.  The "corridor
percentage" at that age is 150%.  Under Option 1, the
death benefit will generally be $200,000. However, when
the    cash valuecontract fund     is greater than
$133,333.33, the corridor percentage applies and the death benefit will be greater than $200,000 (since 150% of $133,333.33 equals $200,000). In this case, at age 55, We
multiply the    cash valuecontract fund     by a factor
of 150%.  So if the    cash valuecontract fund     were
$140,000, then the death benefit would be $210,000.
Under Option 2, the death benefit is the face amount plus
the    cash valuecontract fund    .  In this example, if
the younger insured is 55 years old, the face amount is
$200,000, and the    cash valuecontract fund     is
$400,000, then the death benefit would be $600,000. This figure results from either: (a) adding the face amount to
the    cash valuecontract fund     or (b) multiplying
the    cash valuecontract fund     by the corridor
percentage.  For all    cash valuecontract fund    s
higher than this level, the corridor percentage would
apply.  Therefore, for every $1.00 added to the    cash
valuecontract fund     above $400,000, the death benefit
would increase by $1.50 (at that age).
Under any option, the length of time Your contract
remains in force depends on the net cash surrender value
of Your contract and whether You meet the Minimum
Premium Period requirements.  Your coverage lasts as
long as Your net cash surrender value can cover the
monthly deductions from Your    cash valuecontract
fund    .  In addition, during the Minimum Premium
Period, Your contract remains in force if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum premiums
for all of the contract months since the contract was
issued.
The investment performances of the investment divisions
and the interest earned in the General Account affect Your
   cash valuecontract fund.      Therefore, the returns
from these investment options can affect the length of time Your contract remains in force.
The minimum initial face amount is $200,000.
Notice and Proof of Death. We require satisfactory proof of both insured's deaths before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us. You should notify Us of the first insured's death as soon as possible after it occurs. You should submit proof of death at that time, because it will probably be easier to obtain proof of death shortly after it occurs instead of possibly years later. This will help avoid delay in making payment after the survivor's death, and it may affect an additional benefit provided by rider.
   Payment of Death Benefits. In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access
Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Maturity Benefit
If at least one insured person is still living on the maturity
date, We will pay You the    cash valuecontract
fund     minus any outstanding loans.  The contract will
then end.  The maturity date is the contract anniversary
after the younger insured person's 100th birthday.   Your
   policycontract     contains an Extended Maturity
option, and, You may extend the maturity date (this may
have tax consequences). See  "Extended Maturity Option"
on page     15171716.
Changes In Variable Survivorship Life
Variable Survivorship Life gives You the flexibility to
choose from a variety of strategies that enable You to increase or decrease Your insurance protection.
A reduction in face amount lessens the emphasis on a contract's insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the
   cash valuecontract fund     and the death benefit.
This is the amount of risk We take.  A reduced amount at
risk results in lower cost of insurance deductions from
Your    cash valuecontract fund    .
A partial withdrawal reduces the    cash valuecontract
fund     and may reduce the death benefit, while
providing You with a cash payment, but generally does
not reduce the amount at risk. Choosing not to make
premium payments may have the effect of reducing the
   cash valuecontract fund    .  Under death benefit
option 1, reducing the    cash valuecontract fund
increases the amount at risk (thereby increasing the cost
of insurance deductions) while leaving the death benefit
unchanged; under death benefit option 2,    it
reducing the    cash valuecontract fund     decreases
the death benefit while leaving the amount at risk
unchanged.
Increases in the face amount have the exact opposite
effect of decreases.
Changing The Face Amount of Insurance
You may change the face amount of Your contract by
sending a written request to Our    Eexecutive
Oo    ffice.  You can only change the face amount twice
each contract year.  All changes are subject to Our
approval and to the following conditions.
For increases:
	Increases in the face amount must be at least $50,000. To increase the face amount, You must provide satisfactory evidence of insurability for both insureds.
If either insured person has become a more expensive
risk, then We charge higher cost of insurance charges
for the additional amounts of insurance (We may
change this procedure in the future).
	Monthly cost of insurance deductions from Your
cash valuecontract fund     will increase.  There will
also be a surrender charge increase and a Minimum
Premium increase. These begin on the date the face amount increase takes effect.
	The right to examine this contract does not apply to face amount increases. (It only applies when You first buy the contract.)


For decreases:
	You cannot reduce the face amount below the
minimum We require to issue this contract at the time
of the reduction.
	Monthly cost of insurance deductions from Your
   cash valuecontract fund     will decrease.
	The federal tax law may limit a decrease in the face
amount.
	If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance charges, and the original face
amount was at standard risk charges, then We will first decrease the face amount that is at substandard higher risk charges.  We may change this procedure.
Changing the face amount of insurance may have tax consequences. You should consult a tax advisor before changing the face amount of insurance.
Changing Your Death Benefit Option
You may change Your death benefit option by sending a
written request to Our    Eexecutive Oo    ffice.
(However, as noted above, You cannot change Your
corridor percentage table.)  We require satisfactory
evidence of insurability (for both insureds) to change the
death benefit option.
If You change from option 1 to option 2, the face amount
decreases by the amount of    cash valuecontract
fund     on the date of the change.  This keeps the death
benefit and amount at risk the same as before the change.
We may not allow a change in death benefit option if it
would reduce the face amount below the minimum We
require to issue this contract at the time of the reduction.
If You change from option 2 to option 1, then the face
amount increases by the amount of Your    cash
valuecontract fund     on the date of the change. These
increases and decreases in face amount are made so that
the amount of the death benefit remains the same on the
date of the change. When the death benefit remains the
same, there is no change in the net amount at risk. This is the amount on which the cost of insurance charges are based.
Changing the death benefit option may have tax
consequences.  You should consult a tax advisor before
changing the death benefit option.
When Contract Changes Go Into Effect
Any changes in the face amount or the death benefit
option will go into effect on the monthly anniversary
following the date We approve Your request.  After Your
request is approved, You will receive a written notice
showing each change.  You should attach this notice to
Your contract.  We may also ask You to return Your
contract to Us at Our    eExecutive Oo    ffice so that
We can make a change.  We will notify You if We do not
approve a change You request.  For example, We might
not approve a change that would disqualify Your contract
as life insurance for income tax purposes.
Contract changes may have negative tax consequences.
See "TAX EFFECTS" on page    26343328    .
Flexible Premium Payments
You may choose the amount and frequency of premium
payments, within the limits described below.
Even though Your premiums are flexible, Your contract information page will show a "planned" periodic premium.  You determine the planned premiums when
You apply and can change them at any time.  You will
specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-
weekly if paid by Civil Service Allotment. The planned
premiums may not be enough to keep Your contract in
force.
The insurance goes into effect when We receive Your
initial minimum premium payment (and approve Your
application).  We determine the initial minimum premium
based on:
	the ages, sexes and rating classes of the insured
persons,    persons
	the initial face amount of the contract, and
	any additional benefits selected.
All premium payments should be payable to "Midland".
After Your first premium payment, all additional
premiums should be sent directly to Our    eExecutive
Oo    ffice.
We will send You premium reminders based on Your
planned premium schedule.  You may make the planned
payment, skip the planned payment, or change the
frequency or the amount of the payment. Generally, You
may pay premiums at any time.  Amounts must be at least
$50, unless made by pre-authorized check.  Amounts
made by pre-authorized check can be as low as $30.
Payment of the planned premiums does not guarantee that
Your contract will stay in force.  Additional premium
payments may be necessary.  The planned premiums
increase when the face amount of insurance increases.
If You send Us a premium payment that would cause
Your contract to cease to qualify as life insurance under Federal tax law, We will notify You and return that portion of the premium that would cause the
disqualification.    (Remember that the net cash
surrender value is the contract fund minus any surrender charges minus any outstanding contract debt.)
Premium Provisions During The Minimum Premium
Period. During the Minimum Premium Period, You can
keep Your contract in force by meeting a minimum
premium requirement. The Minimum Premium Period
lasts until the 5th contract anniversary.  A monthly
minimum premium is shown on Your contract
information page. (This is not the same as the planned premiums.) The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your
loans or withdrawals, is more than the sum of the monthly minimum premiums required to that date. The minimum premium increases when the face amount increases.
During the Minimum Premium Period, Your contract will
enter a grace period and lapse if:
	the net cash surrender value cannot cover the monthly
deductions from Your    cash valuecontract
fund    ; and
	the premiums You have paid, less Your loans or withdrawals, are less than the total monthly minimum premiums required to that date.
This contract lapse can occur even if You pay all of the
planned premiums.
Premium Provisions After The Minimum Premium Period.
After the Minimum Premium Period, Your contract will
enter a grace period and lapse if the net cash surrender
value cannot cover the monthly deductions from Your
   cash valuecontract fund    .  Paying Your planned
premiums may not be sufficient to maintain Your contract because of investment performance, charges and deductions, contract changes or other factors. Therefore, additional premiums may be necessary to keep Your contract in force.
Allocation of Premiums
Each net premium will be allocated to the investment
divisions or to Our General Account on the day We
receive it (except that any premium received before the
record date   ,  (    which is the date We issue the
contract   , )     will not be allocated or invested until
the record date).  The net premium is the premium minus
a sales charge, a state premium tax charge, a federal tax
charge and a service charge (   the service charge
is     deducted only if You are on a Civil Service
Allotment Premium Mode).  Each net premium is put into
Your    cash valuecontract fund     according to Your
instructions.  Your contract application may provide
directions to allocate net premiums to Our General
Account or the investment divisions.  You may not
allocate Your    cash valuecontract fund     to more
than 10 investment divisions at any one point in time.
Your allocation instructions will apply to all of Your
premiums unless You write to Our    eExecutive
Oo    ffice with new instructions.  Allocation
percentages may be any whole number from 0 to 100.
The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See "THE GENERAL
ACCOUNT" on page    26262520    .  Any premium
received before the record date will be held and earn
interest in the General Account until the day after the
record date. When this period ends Your instructions will dictate how We allocate it.
Additional Benefits
You may include additional benefits in Your contract.
Certain benefits result in an additional monthly deduction
from Your    cash valuecontract fund    .  You may
cancel these benefits at any time. The following briefly summarizes the additional benefits that are currently available:
(1) Death Benefit Guarantee to Maturity:  With this
benefit, the    policycontract     is guaranteed to
remain in force until the maturity date if a sufficient
premium is paid. The premium required to provide this guarantee is substantially higher than the minimum premium.
(2)  Additional Four-Year Survivor Insurance:  This
benefit provides an additional death benefit if both
insureds die during the first 4 years the contract is in
force.
(3)     (3)      Single Life Insurance:  With this
benefit, an additional death benefit will be paid upon the death of the selected insured. The selected insured is the individual named in the application for the Single Life Insurance coverage.
   (4)  Additional Survivor Insurance:  This benefit
may provide an additional death benefit if the survivor
dies while this benefit is in force.  The amount of
insurance provided by this rider will decrease when the
base contract to which it is attached has a death benefit increase due to the application of the corridor factors.
The amount of insurance provided by this rider may
eventually decrease to $0 depending on the increase
provided by the base contract and the application of the corridor factors. See the rider contract for specific details. The Extended Maturity Option (described below) is not available for this benefit, and the guaranteed or maximum charges attributable to this benefit could be higher than the charges for the base contract. However, the monthly expense charge does not apply with respect to this additional insurance.  We expect to make this benefit
available sometime during 2001; check with your agent
for availability.
Policy Split Option
This feature allows the contract to be split into two individual contracts if both insureds submit satisfactory evidence of insurability. There is no charge for this option.  The death benefit for each individual contract
may be for any amount as long as the total death
benefit    under both new contracts     does not
exceed the death benefit under the Variable Survivorship
Life.  The surrender charge for the existing Variable
Survivorship Life    Policy Contact     is waived at
the time the policy split option is exercised.  Any
   cash valuecontract fund     and loan value will be
split in the same proportion as the death benefit. The individual contracts issued during the exercise of the policy split option will be two new non-variable
individual policies with each one subject to that particular policy's expense and surrender charge amounts and time periods. All of the contract provisions of the two new non-variable individual policies, including the surrender charge period, will begin anew just as if You had purchased a new contract.
Extended Maturity Option
This option allows the maturity date to be extended indefinitely, or as long as allowed by the Internal Revenue Service. If at least one insured is alive on the maturity date and this contract is still in force, this option may be
elected.  In order to elect this option, all of the    cCash
Vv    alue must be transferred to either the General
Account or the Money Market Investment Division and the death benefit option must be elected as Option 1.
Once Your contract is extended beyond the Maturity Date, there will be no further monthly deductions and We will only allow transfers to the General Account or the Money
Market Investment Division. Furthermore, We will not allow any of the following to occur:
	Increase in the Specified Amount of Insurance
	Changes in the Death Benefit Options
	Contract Loans
	Premium Payments
 Extending the Maturity Date may have tax consequences.
   The Extended Maturity Option is only available to the base contract and is not available for the sum insured under the Additional Survivor Insurance Benefit.

SEPARATE ACCOUNT INVESTMENT CHOICES
Our Separate Account And Its Investment Divisions
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment
Company Act of 1940 but this registration does not
involve any SEC supervision of its management or
investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the Funds. You may
allocate part or all of Your net premiums to    only ten
(at any one time) of the twenty-fivethirty     investment
divisions of Our Separate Account.
The Funds
Each of the    2530     portfolios available under the
contract is a "series" of one of the following investment
companies:
	Fidelity's Variable Insurance Products Fund
     Initial Class,
	Fidelity's Variable Insurance Products Fund II
     Initial Class,
	Fidelity's Variable Insurance Products Fund III
     Initial Class,
	American Century Variable Portfolios, Inc.,
	MFS Variable Insurance Trusts, and
	Lord Abbett Series Fund, Inc.
	   Alger American Fund
The Funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the Funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.
Midland may from time to time receive revenue from the
Funds and/or from their managers.  The amounts of the
revenue, if any, may be    substantial, may vary
between Funds and portfolios and may be     based on
the amount of Midland's investments in the Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:


Portfolio
Objective
VIP Money Market
Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-
denominated money market
securities.
VIP High Income
Portfolio
Seeks a high level of current
income by investing
primarily in income
producing debt securities
while also considering
growth of capital.  Contract
owners should understand
that the fund's unit price
may be volatile due to the
nature of the high yield
bond marketplace.
VIP Equity-Income
Portfolio
Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the investment
manager will consider the
potential for capital
appreciation. The Portfolio's
goal is to achieve a yield
which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.
VIP Overseas Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
   VIP MidCap
Portfolio
Seeks long-term growth of
capital.
VIP II Asset Manager
Portfolio
Seeks high total return with
reduced risk over the long -
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.
VIP II Investment
Grade Bond Portfolio
Seeks a high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-
grade bonds.
VIP II Contrafund
    Portfolio
Seeks to achieve capital
appreciation over the
long long-    term by
investing in common stocks
and securities of companies
whose value the investment
manager believes is not fully
recognized by the public.
VIP II        Asset
Manager: Growth
Portfolio
Seeks to maximize total
return by allocating its
assets among stocks, bonds,
short-term instruments, and
other investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.
VIP III Balanced
Portfolio
Seeks both income and
growth of capital. When the
investment manager's
outlook is neutral, it will
invest approximately 60%
of the fund's assets in equity
securities and will always
invest at least 25% of the
fund's assets in fixed-
income senior securities.
VIP III Growth
Opportunities Portfolio
Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century VP
Capital Appreciation
Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century VP
Value Portfolio
Seeks longterm capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century VP
Balanced Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.
American Century VP
International Portfolio
Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential
for appreciation.
American Century VP
Income & Growth
Portfolio
Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
MFS VIT Emerging
Growth Series
Seeks to provide long-term
growth of capital.
MFS VIT Research
Series
Seeks to provide long-term
growth of capital and future
income.
MFS VIT    Growth
with IncomeInvestors
Trust Series
Seeks to provide reasonable
current income and long-
term growth of capital and
income.Seeks long-term
growth of capital with a
secondary objective to seek
reasonable current
income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth & Income
Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.
Lord Abbett VC Mid-
Cap Value Portfolio
Seeks capital appreciation
through investments,
primarily in equity securities
which are believed to be
undervalued in the
marketplace.
Lord Abbett VC
International Portfolio
Seeks long-term capital
appreciation.  Invests
primarily in equity securities
of non-U.S. issuers.
   Alger American
Small Capitalization
Portfolio
Seeks long-term capital
appreciation by focusing on
small, fast growing
companies that offer
innovative products,
services or technologies to a
rapidly expanding
marketplace,  Under normal
circumstances, the portfolio
invests primarily in the
equity securities of small
capitalization companies.  A
small capitalization
company is one that has a
market capitalization within
the range of the Russell
2000 Growth Index or the
S&P SmallCap 500 Index.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.
Under normal
circumstances, the portfolio
invests primarily in the
equity securities of
companies in the S&P
MidCap 400 Index.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
Under normal
circumstances, the portfolio
invests primarily in the
equity securities of large
companies.  The portfolio
considers a large company
to have a market
capitalization of $1 billion
or greater.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by investing,
under normal circumstances,
in the equity securities of
companies of any size,
which demonstrate
promising growth potential.
The portfolio can leverage,
that is, borrow money, up to
one-third of its total assets
to buy additional securities.
By borrowing money, the
portfolio has the potential to
increase its returns if the
increase in the value of the
securities purchased exceeds
the cost of borrowing,
including interest paid on
the money borrowed.
Fidelity Management & Research Company manages the
VIP, VIP II and VIP III portfolios.  American Century
Investment Management, Inc. manages the American
Century VP Portfolios.  MFS Services Company manages
the MFS Variable Insurance Trusts.  Lord Abbett & Co.
manages the Lord Abbett Series Fund, Inc.     Fred
Alger Management, Inc. manages the Alger American
Fund
The Fund portfolios available under these contracts are
not available for purchase directly by the general public,
and are not the same as the mutual funds with very similar
or nearly identical names that are sold directly to the
public. However, the investment objectives and policies of
the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund
portfolios that have very similar or nearly identical names
and that are or may be managed by the same investment
advisor or manager. Nevertheless, the investment
performance and results of any of the Funds' portfolios
that are available under the contracts may be lower, or
higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the
investment results of any other portfolio or mutual fund,
even if the other portfolio or mutual fund has the same
investment advisor or manager and the same investment
objectives and policies and a very similar or nearly
identical name.
USING YOUR    CASH VALUECONTRACT
FUND
The Cash ValueContract Fund
Your cash valuecontract fund     is the sum of Your
amounts in the various investment divisions and in the
General Account (including any amount in Our General
Account securing a contract loan).  Your    cash
valuecontract fund     reflects various charges. See
"DEDUCTIONS AND CHARGES" on page
26262521    . Monthly deductions are made on the
contract date and on first day of each contract month.
Transaction and surrender charges are made on the
effective date of the transaction.  Charges against Our
Separate Account are reflected daily.
We guarantee amounts allocated to the General Account.
There is no guaranteed minimum    cash valuecontract
fund     for amounts allocated to the investment
divisions of Our Separate Account.  You bear that
investment risk.  An investment division's performance
will cause Your    cash valuecontract fund     to go up
or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the investment
divisions are used to purchase accumulation units.
Accumulation units of an investment division are
purchased when You allocate premiums, repay loans or
transfer amounts to that division.  Accumulation units are
redeemed when You make withdrawals or transfer
amounts from an investment division (including transfers
for loans), when We make monthly deductions and
charges, and when We pay the death benefit.  The number
of accumulation units purchased or redeemed in an
investment division is calculated by dividing the dollar
amount of the transaction by the division's accumulation
unit value at the end of that day.  The value You have in
an investment division is the accumulation unit value
times the number of accumulation units credited to You.
The number of accumulation units credited to You will
not vary because of changes in accumulation unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the investment
divisions at the end of each business day.  Accumulation
unit values fluctuate with the investment performance of
the corresponding portfolios of the Funds.  They reflect
investment income, the portfolio's realized and unrealized
capital gains and losses, the Funds' expenses, and Our
deductions and charges.  The accumulation unit value for
each investment division is set at $10.00 on the first day
there are contract transactions in Our Separate Account
associated with these contracts.  After that, the
accumulation unit value for any business day is equal to
the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.
We determine the net investment factor for each
investment division every business day as follows:
	We take the value of the shares belonging to the
division in the corresponding Fund portfolio at the
close of business that day (before giving effect to any
contract transactions for that day, such as premium
payments or surrenders). We use the share value
reported to Us by the Fund.
	We add any dividends or capital gains distributions
paid by the portfolio on that day.
	We divide this amount by the value of the amounts in
the investment division at the close of business on the
preceding business day (after giving effect to any
contract transactions on that day).
	We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and
Sunday). The daily charge is .0013733%, which is an
effective annual rate of 0.50%.  We will reduce this
charge to 0.25% after the 10th contract year.  (See
   "Charges Against The Separate AccountMortality
and Expense Risks" on page 26272724.)
	We may subtract any daily charge for taxes or amounts
set aside as tax reserves.
   Cash ValueContract Fund     Transactions
The transactions described below may have different
effects on Your    cash valuecontract fund    , death
benefit, face amount or cost of insurance changes.  You
should consider the net effects before making any
   cash valuecontract fund     transactions.  Certain
transactions have fees.  Remember that upon completion
of these transactions, You may not have Your    cash
valuecontract fund     allocated to more than 10
investment divisions.
Transfers Of    Cash ValueContract Fund
You may transfer amounts among the investment
divisions and between the General Account and any
investment divisions.  To make a transfer of    cash
valuecontract fund, write to Our eExecutive oOffice.
Currently, You may make an unlimited number of free
transfers of cash valuecontract fund     in each contract
year.  But We reserve the right to assess a $25 charge after the 12th transfer in a contract year.  If We charge You for
making a transfer, then We will allocate the charge as
described under "   Deductions and Charges  How
Cash Value Charges Are AllocatedHow     Contract
Fund Charges Are AllocatedHow    Contract
Fund     Charges Are AllocatedHow Contract Fund
Charges Are Allocated" on page    26282723    .
Although a single transfer request may include multiple
transfers, it will be considered a single transfer for fee
purposes.
Transfer requests received before 3:00 p.m. (Central
Standard Time) will take    affect effect     on the
same day if that day is a business day.  Otherwise, the
transfer request will take affect on the business day
following the day We receive Your request. Transfers are
effected at unit values determined at the close of business
on the day the transfer takes affect.  The minimum
transfer amount is $200.  The minimum amount does not
have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.
The total amount that can be transferred from the General
Account to the Separate Account, in any contract year,
cannot exceed the larger of:
	25% of the unloaned amount in the General Account
at the beginning of the contract year, or
	$25,000 (We reserve the right to reduce this to
$1,000).
These limits do not apply to transfers made in a Dollar
Cost Averaging program that occurs over a time period of
12 or more months.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables You
to make monthly transfers of a predetermined dollar
amount from the DCA source account (any investment
division or the General Account) into one or more of the
investment divisions.  By allocating monthly, as opposed
to allocating the total amount at one time, You may
reduce the impact of market fluctuations.  This plan of
investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly amount to
be transferred using DCA is $200.
You can elect the DCA program at any time.  You must
complete the proper request form, and there must be a
sufficient amount in the DCA source account.  The
minimum amount required in the DCA source account for
DCA to begin is the sum of $2,400 and the minimum
premium.  You can get a sufficient amount by paying a
premium with the DCA request form, allocating
premiums, or transferring amounts to the DCA source
account.  The DCA election will specify:
	The DCA source account from which DCA transfers
will be made,
	That any money received with the form is to be placed
into the DCA source account,
	The total monthly amount to be transferred to the other
investment divisions, and
	How that monthly amount is to be allocated among the
investment divisions.
The DCA request form must be received with any
premium payments You intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending them
in with a DCA request form.  All amounts in the DCA
source account will be available for transfer under the
DCA program.
Any premium payments received while the DCA program
is in effect will be allocated using the allocation
percentages from the DCA request form, unless You
specify otherwise.  You may change the DCA allocation
percentages or DCA transfer amounts twice during a
contract year.
If it is requested when the contract is issued, then DCA
will start at the beginning of the 2nd contract month.  If it is requested after issue, then DCA will start at the
beginning of the 1st contract month which occurs at least
30 days after the request is received.
DCA will last until the    value in the DCA source
account falls below the allowable limittotal monies
allocated for DCA are exhausted     or until We receive
Your written termination request.  DCA automatically
terminates on the maturity date.
Transfers made through a DCA program   ,     which
only extends for fewer than 12 months will be included in
counting the number of transfers of    Cash
Valuecontract fund.
We reserve the right to end the DCA program by sending
You one month's notice.
Portfolio Rebalancing
The Portfolio Rebalancing Option allows contract owners,
who are not participating in a Dollar Cost Averaging
program, to have Us automatically reset the percentage of
   cash valuecontract fund     allocated to each
investment division to a pre-set level.  For example, You
may wish to specify that 30% of Your    cash
valuecontract fund     be allocated to the VIP Growth
Investment Division, 40% in the VIP High Income
Investment Division and 30% in the VIP II Overseas
Investment Division.  Over time, the variations in the
investment division's results will shift the percentage
allocations of Your    cash valuecontract fund    .  If
You elect this option, then at each contract anniversary,
We will transfer amounts needed to "re-balance" the
cash valuecontract fund     to the specified percentages
selected by You.  Rebalancing is not available to amounts
in the General Account.  Rebalancing may result in
transferring amounts from an investment division earning
a relatively high return to one earning a relatively low
return.
Even with a Portfolio Rebalancing Option, You can only
allocate Your total    cash valuecontract fund     in up
to at most 10 investment divisions.  We reserve the right
to end the Portfolio Rebalancing Option by sending You
one month's notice.  Contact Us at Our    eExecutive
Oo    ffice to elect the Portfolio Rebalancing Option.
Contract Loans
You may borrow up to 92% of the cash surrender
value using only Your contract as security for the loan.  If
You request an additional loan, then the outstanding loan
and loan interest will be added to the additional loan
amount and the original loan will be cancelled.  Thus,
You will only have one outstanding loan.
A loan taken from, or secured by, a contract may have
federal income tax consequences.  See "TAX EFFECTS"
on page    263433.
You may request a loan by contacting Our executive
office.  You should tell Us how much of the loan You
want taken from Your unloaned amount in the General
Account or from the Separate Account investment
divisions.  If You do not tell Us how to allocate Your
loan, the loan will be allocated according to Your
deduction allocation percentages as described under
"How    Contract Fund     Charges Are
AllocatedHow    Contract Fund     Charges Are
AllocatedHow Contract Fund Charges Are Allocated" on
page262827.  If the loan cannot be allocated this way,
then We will allocate it in proportion to the unloaned
amounts of Your contract fund in the General Account
and each investment division. The amount of the loan
allocated to the investment division will be transferred to
the General Account by redeeming units from each
investment division.
Interest Credited on Contract Loans: The portion of the
General Account that is equal to the contract loan will be
credited an annual interest rate that is always equal to or
above 3.5%. Currently, We credit 3.5% on all contract
loans.
After the 10th contract year, We will offer preferred loans. Preferred loans are guaranteed to be available for the portion of the loan that is from earnings (the earnings are
equal to the contract fund less premiums paid).  After the
10th contract year, We guarantee that the annual interest
rate We credit on the portion of the contract loan which is
equal to the preferred loans will always be equal to the
annual rate of interest which We charge on preferred
loans.
Contract Loan Interest Charged: We guarantee that the
annual interest rate We charge on preferred loans will
always be equal to the annual interest rate We credit to
preferred loans.
Currently the annual interest rate We charge on non-
preferred loans is 4.75%, and the annual interest rate We
charge on preferred loans is 3.5%.  We guarantee that the
rate charged on loans will not exceed 8% per year.
Interest is due on each contract anniversary.  If You do
not pay the interest when it is due, then it will be added to
Your outstanding loan and allocated based on the
deduction allocation percentages for Your contract fund.
This means We make an additional loan to pay the interest
and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We
will allocate it as described above.
Repaying the Loan.  You may repay all or part of a
contract loan while Your contract is in force.  While You
have a contract loan, We assume that any money You
send Us is meant to repay the loan.  If You wish to have
any of these payments serve as premium payments, then
You must tell Us in writing.
You may choose how You want Us to allocate Your
repayments.  If You do not give Us instructions, We will
allocate Your repayments based on Your premium
allocation percentages.
The Effects Of A Contract Loan on Your Contract Fund.
A loan against Your contract will have a permanent effect
on Your contract fund and benefits, even if the loan is
repaid.  When You borrow on Your contract, We transfer
Your loan amount into Our General Account where it
earns a declared rate of interest.  You cannot invest that
loan amount in any Separate Account investment
divisions.  You may earn more or less on the loan amount,
depending on the performance of the investment divisions
and whether that performance is better or worse than the
annual interest We credit on the portion of the General
Account securing the loan.
Your Contract May Lapse. Your loan may affect the
amount of time that Your contract remains in force.  For
example, Your contract may lapse because the loaned
amount cannot be used to cover the monthly deductions
that are taken from Your contract fund.  If these
deductions are more than the net cash surrender value of
Your contract, then the contract's lapse provisions may
apply.  Since the contract permits loans up to 92% of the
cash surrender value, loan repayments or additional
premium payments may be required to keep the contract
in force, especially if You borrow the maximum.
Whenever your contract has a net cash surrender value,
you may borrow up to 92% of the cash surrender value
using only your contract as security for the loan.
We pay you interest on this loaned amount, currently at an
annual rate of 3.5%.  (We charge you interest on the
loaned amount at a higher rate, see below.)
A loan taken from, or secured by, a contract may have
federal income tax consequences. See "TAX EFFECTS"
on page 28.
You may request a loan by contacting our executive
office. You should tell us how much of the loan you want
taken from your unloaned amount in the General Account
or from the Separate Account investment divisions.  If
you do not tell us how to allocate your loan, the loan will
be allocated according to your deduction allocation
percentages as described under "How Cash Value Charges
Are Allocated" on page 23.  If the loan cannot be
allocated this way, then we will allocate it in proportion to the unloaned amounts of your cash value in the General
Account and each investment division.  We will redeem
units from each investment division equal in value to the
amount of the loan allocated to that investment division
(and transfer these amounts to the General Account).
If you request an additional loan, then the outstanding
loan and loan interest will be added to the additional loan
amount and the original loan will be canceled.  Thus, you
will only have one outstanding loan.
Contract Loan Interest. Currently interest on a contract
loan accrues daily at an annual interest rate of 4.25%. We guarantee that this rate will not exceed 8% per year.
After the 10th contract year, we guarantee that the annual
rate of interest charged on the contract loan will equal
3.5% (which is equal to the interest rate paid on the
loaned portion of the cash value) for the portion of the
loan that is from earnings (the earnings of the contract are equal to the cash value minus total premiums paid).
Interest is due on each contract anniversary.  If you do not pay the interest when it is due, then it will be added to
your outstanding loan and allocated based on the
deduction allocation percentages for your cash value.
This means we make an additional loan to pay the interest
and will transfer amounts from the General Account or the investment divisions to make the loan. If we cannot allocate the interest based on these percentages, then we
will allocate it as described above for allocating your loan. Repaying The Loan. You may repay all or part of a contract loan while your contract is in force.  While you
have a contract loan, we assume that any money you send
us is meant to repay the loan.  If you wish to have any of
these payments serve as premium payments instead, then
you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we will
allocate your repayments based on your premium
allocation percentages.
   The Effects Of A Contract Loan On Your Cash Value.  A
loan against your contract will have a permanent effect on
your cash value and benefits, even if the loan is repaid.
When you borrow on your contract, we transfer your loan
amount into our General Account where it earns a
declared rate of interest.  You cannot invest that loan
amount in any Separate Account investment divisions.
You may earn more or less on the loan amount, depending
on the performance of the investment divisions and
whether they are better or worse than the rates declared
for the unloaned portion of the General Account.
Your Contract May Lapse.  Your loan may affect the
amount of time that your contract remains in force.  For
example, your contract may lapse because the loaned
amount cannot be used to cover the monthly deductions
that are taken from your cash value.  If these deductions
are more than the net cash surrender value of your
contract, then the contract's lapse provisions may apply.
Since the contract permits loans up to 92% of the cash
surrender value, loan repayments or additional premium
payments may be required to keep the contract in force,
especially if you borrow the maximum.  If your contract
lapses with a loan outstanding, there may be adverse tax
consequences.
Withdrawing Money From Your    Cash
ValueContract Fund
You may request a partial withdrawal of Your net cash
surrender value by writing to Our    eExecutive
Oo    ffice.  You will not incur a surrender charge on
partial withdrawals.  Partial withdrawals are subject to
certain conditions.  They must:
	be at least $200,
	total no more than 50% of the net cash surrender value
in any contract year,
	allow the death benefit to remain above the minimum
for which We would issue the contract at that time and,
	allow the contract to still qualify as life insurance under
applicable tax law.
You may specify how much of the withdrawal You want
taken from each investment division.  If You do not tell
Us, then We will make the withdrawal as described in
"Deductions and Charges     How Contract
Fund     Charges Are AllocatedHow    Contract
Fund     Charges Are AllocatedHow Contract Fund
Charges Are AllocatedHow Contract Fund Charges Are
AllocatedHow Contract Fund Charges Are AllocatedHow
Cash Value Charges Are Allocated" on page
   26282723    . A withdrawal may have adverse tax
consequences.
Withdrawal Charges.  When You make a partial
withdrawal more than once in a contract year, a charge of
$25 (or 2% of the amount withdrawn, whichever is less),
will be deducted from Your    cash valuecontract
fund    .  If You do not give Us instructions for
deducting the charge, then it will be deducted as described
under "Deductions and Charges     How Contract
Fund Charges Are AllocatedHow Contract
Fund Charges Are Allocate How Contract Fund
Charges Are AllocatedHow Contract Fund Charges Are
AllocatedHow Contract Fund Charges Are AllocatedHow
Cash Value Charges Are Allocated" on page
26282723.
In general, We do not permit You to make a withdrawal
on monies for which Your premium check has not cleared
Your bank.
The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in Your    cash
valuecontract fund,     the cash surrender value and
generally the death benefit on a dollar-for-dollar basis.  If the death benefit is based on the corridor percentage
multiple, then the death benefit reduction could be greater.
If You have death benefit option 1, then We will also
reduce the face amount of Your contract so that there will
be no change in the net amount at risk.  We will send You
a new contract information page to reflect this
change.    Requests received before 3:00 p.m. (Central
Standard Time) will take effect on the same day if that
day is a business day.  Otherwise, the request will take
affect on the business day following the day We receive
Your request.  Unit values are determined at the close of
business on the day the request takes effect.
 Both the withdrawal and any reductions will be effective
as of the date we receive your request at our executive
office.
A contract loan might be better than a partial withdrawal
if You need temporary cash.
Surrendering Your Contract
You may surrender Your contract for its net cash
surrender value while at least one of the insured persons is living. You do this by sending both a written request and
the contract to Our    eExecutive Oo    ffice.  The net
cash surrender value equals the cash surrender value
minus any loan outstanding (including loan interest).
During the surrender charge period (earlier of 15 years or
the attained Equal Age of 95), the cash surrender value is
the    cash valuecontract fund     minus the surrender
charge.  After the surrender charge period, the cash
surrender value equals the    cash valuecontract fund.
During the early contract years particularly, there may be
little net cash surrender value. We will compute the net
cash surrender value as of the date we receive your
request and contract at our executive office.Requests
received before 3:00 p.m. (Central Standard Time) will
take effect on the same day if that day is a business day. Otherwise, the request will take affect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the
request takes effect.       All of Your insurance coverage
will end on that date.  A surrender may have adverse tax
consequences.
THE GENERAL ACCOUNT
You may allocate all or some of Your    cash
valuecontract fund     to the General Account.  The
General Account pays interest at a declared rate.  We
guarantee the principal after deductions. The General
Account supports Our insurance and annuity obligations.
Because of applicable exemptive and exclusionary
provisions, interests in the General Account have not
been registered under the Securities Act of 1933, and
the General Account has not been registered as an
investment company under the Investment Company
Act of 1940.  Accordingly, neither the General Account
nor any interests therein are generally subject to
regulation under the 1933 Act or the 1940 Act.  We
have been advised that the staff of the SEC has not
made a review of the disclosures which are included in
this prospectus for Your information and which relate
to the General Account.
You may accumulate amounts in the General Account by:
	allocating net premium and loan payments,
	transferring amounts from the investment divisions, securing any contract loans, or
	earning interest on amounts You already have in the
General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all Your amounts in the General
Account. The annual interest rates will never be less than
3.5%.  We may, at Our sole discretion, credit interest
in excess of 3.5%.  You assume the risk that interest
credited may not exceed 3.5%.  We may pay different
rates on unloaned and loaned amounts in the General
Account.  Interest compounds daily at an effective annual
rate that equals the annual rate We declared.
You may request a transfer between the General Account
and one or more of the investment divisions, within limits.
See "   Transfers of Cash ValueTransfers Of
Contract FundTransfers Of Contract
FundTransfers Of Contract Fund" on page 2319.
The General Account may not be available in all states.
Your state of issue will determine if the General Account
is available.  Please reference Your contract to see if the
General Account is available to You.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a sales charge, a premium tax charge, and a
federal tax charges from each premium.  These three
charges total 6% of each premium.  In addition, in some
cases We also deduct a service charge.  The rest of each
premium (called the net premium) is placed in Your
cash valuecontract fund    .
Sales Charge.  We deduct a 2.25% sales charge from each
premium payment. This charge partially reimburses Us
for the selling and distributing costs of this contract.
These include commissions and the costs of preparing
sales literature and printing prospectuses.  (We also
deduct a surrender charge if You surrender Your contract
for its net cash surrender value or let Your contract lapse
during the surrender charge period. See "Surrender
Charges" on page    26282823.    )
Since the charge is a percentage of Your premium, the
amount of the charge will vary with the amount of the
premium.
Premium Tax Charge.  Some states and other jurisdictions
(cities, counties, municipalities) tax premium payments
and some levy other charges.  We deduct 2.25% of each
premium for those tax charges.  These tax rates currently
range from 0.75% to 4%.  We expect to pay an average of
2.25% in premium tax because of certain retaliatory
provisions in the premium tax regulations.  If We pay less,
then We may reduce the charge for the premium tax.  This
is a tax to Midland so You cannot deduct it on Your
income tax return.  Since the charge is a percentage of
Your premium, the amount of the charge will vary with
the amount of the premium.
We may increase this charge if Our premium tax expenses
increase.  We reserve the right to vary this charge by state.
If We make such a change, then We will notify You.
Federal Tax Charge.  A charge equal to 1.50% is
deducted from each premium to pay applicable federal
taxes. This is a tax to Midland so You cannot deduct it on
Your income tax return.  Since the charge is a percentage
of Your premium, the amount of the charge will vary with
the amount of the premium.
We reserve the right to change this charge to reflect any
changes in the law. If We make such a change, then We
will notify You.
Service Charge.  If You have chosen the Civil Service
Allotment Mode, then We deduct $.46 from each
premium payment.  The $.46 covers the extra expenses
We incur in processing bi-weekly premium payments.
Deductions From Your    Cash ValueContract
Fund
At the beginning of each contract month (including the
contract date), the following three deductions are taken
from Your    cash valuecontract fund    :
1.	Policy Charge:  This charge is $10.00 per month
(currently We plan to reduce this charge to $5.00 after
the 10th contract year, but We reserve the right to keep
it at $10 throughout the life of the contract). This
charge covers the continuing costs of maintaining
Your contract, such as premium billing and
collections, claim processing, contract transactions,
record keeping, communications with owners and
other expense and overhead items.
2.	Expense Charge.  The expense charge is based on the
   face     amount of insurance on Your contract
and is only deducted during the first 10 contract years.
This charge varies based on the Equal Age of the
policy at the time of issue.  This monthly charge
ranges from $.065 for each $1,000 of    insurance
face amount to $.782 for each $1,000 of insuranceface
amount.  This charge is stated in the Policy
Specifications section of Your contract.      This
charge is used to recover certain sales expenses and
distribution expenses.  In addition, We expect to profit
from this charge.
3.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits (riders).  We may change these charges, but
Your contract contains tables showing the guaranteed
maximum rates for all of these insurance costs.
4.	Cost of Insurance Charge:  The cost of insurance
charge is Our current monthly cost of insurance rate
times the amount at risk at the beginning of the
contract month.  The amount at risk is the difference
between Your death benefit and Your    cash
valuecontract fund.      If the current death benefit
for the month is increased due to the requirements of
Federal tax law, then Your amount at risk for the
month will also increase.  For this purpose, Your
cash valuecontract fund     amount is determined
before deduction of the cost of insurance charge, but
after all of the other deductions due on that date.  The
amount of the cost of insurance charge will vary from
month to month with changes in the amount at risk.
   We may profit from this charge    .
The cost of insurance rate is based on the sex, issue age, duration, and rating class of each insured person at the time of the charge.  We place an insured person who is a
standard risk in the following rate classes: preferred non-
smoker, non-smoker, and smoker.  An insured person may
also be placed in a rate class involving a higher mortality
risk, known as a substandard class.  We may change the
cost of insurance rates, but they will never be more than
the guaranteed maximum rates set forth in Your contract.
The maximum charges are based on the charges specified
in the Commissioner's 1980 Standard Ordinary Mortality
Table.
If Variable Survivorship Life is purchased in connection
with an employment-related insurance or benefit plan,
employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the
Civil Rights Act of 1964.  In 1983, the United States
Supreme Court held that under Title VII, optional annuity
benefits under a deferred compensation plan could not
vary on the basis of sex.
The non-smoker cost of insurance rates are lower than the
smoker cost of insurance rates.  To qualify, an insured
must be a standard risk and must meet additional
requirements that relate to smoking habits.  The reduced
cost of insurance rates depend   s     on such
variables as the attained age and sex of the insured.
The preferred non-smoker cost of insurance rates are
lower than the non-smoker cost of insurance rates.  To
qualify for the preferred non-smoker class, an  insured
person must be age 20 or over and meet certain
underwriting requirements.
Changes in Monthly Charges.  Any changes in the cost of
insurance, charges for additional benefits or expense
charges will be by class of insured and will be based on
changes in future expectations of investment earnings,
mortality, the length of time contracts will remain in
effect, expenses and taxes.
Charges Against The Separate Account
Fees and charges allocated to the investment divisions
reduce the amount in Your    cash valuecontract
fund    .
Mortality and Expense Risk Charge.  We charge for
assuming mortality and expense risks.  We guarantee that
monthly administrative and insurance deductions from
Your    cash valuecontract fund     will never be
greater than the maximum amounts shown in Your
contract.  The mortality risk We assume is that insured
people will live for shorter periods than We estimated.
When this happens, We have to pay a greater amount of
death benefits than We expected.  The expense risk We
assume is that the cost of issuing and administering
contracts will be greater than We expected.  We
   deduct a daily     charge for mortality and expense
risks at an effective annual rate of 0.50% of the value of
the assets in the Separate Account attributable to Variable Survivorship Life. We will reduce this charge to 0.25%
after the 10th contract year. The investment divisions' accumulation unit values reflect this charge. See "Using
Your    Cash ValueContract Fund  How We
Determine The Accumulation Unit Value" on page
21212017    .  If the money We collect from this charge
is not needed, then We profit.  We expect to make money
from this charge.  To the extent sales expenses are not
covered by the sales charge and surrender charge, Our
General Account funds, which may include amounts
derived from this mortality and expense risk charge, will
be used to cover sales expenses.
Tax Reserve.  We reserve the right to charge for taxes or
tax reserves, which may reduce the investment
performance of the investment divisions.  Currently, no
such charge is made.
Transaction Charges
In addition to the deductions described above, we charge
fees for certain contract transactions that you make:
	Partial Withdrawal of net cash surrender value.  You
may make one partial withdrawal during each contract
year without a charge.  There is an administrative
charge of $25 (or 2 percent of the amount withdrawn,
whichever is less), each time You make a partial
withdrawal if more than one withdrawal is made during
a contract year.
	Transfers.  Currently, We do not charge when You
make transfers of    cash valuecontract fund
among investment divisions.  We reserve the right to
assess a $25 charge after the twelfth transfer in a
contract year.
How    Cash ValueContract Fund     Charges Are
Allocated
Generally, deductions from Your    cash valuecontract
fund     for monthly or partial withdrawal charges are
made from the investment divisions and the unloaned
portion of the General Account.  They are made in
accordance with Your specified deduction allocation
percentages unless You instruct Us otherwise.  Your
deduction allocation percentages may be any whole
numbers (from 10 to 100) which add up to 100.  You may
change Your deduction allocation percentages by writing
to Our    eExecutive Oo    ffice.  Changes will be
effective as of the date We receive them.
If We cannot make a deduction in accordance with these
percentages, We will make it based on the proportion of
(a) to (b) where (a) is Your unloaned amounts in the
General Account and Your amounts in the investment
divisions and (b) is the total unloaned amount of Your
   cash valuecontract fund    .
Deductions for transfer charges are made equally between
the investment divisions from which the transfer was
made. For example, if the transfer is made from two
investment divisions, then the transfer charge assessed to
each of the investment divisions will be $12.50.
Surrender Charges
The surrender charge is the difference between the
amount in Your    cash valuecontract fund     and
Your contract's cash surrender value during the surrender
charge period (the first 15 contract years or until the
attained Equal Age is 95, whichever occurs first). It is a contingent, deferred charge designed to partially recover
Our expenses in distributing and issuing contracts which
are terminated by surrender in their early years (the sales
charge is also designed to partially reimburse Us for these
expenses).   It is a contingent load because You pay it
only if You surrender Your contract (or let it lapse) during the surrender charge period.  It is a deferred load because
We do not deduct it from Your premiums.  The amount of
the load in a contract year is not necessarily related to Our actual sales expenses in that year. We anticipate that the sales charge and surrender charge will not fully cover Our
sales expenses. If sales expenses are not covered by the
sales and surrender charges, We will cover them with
other funds.  The net cash surrender value, the amount We
pay You if You surrender Your contract for cash, equals
the cash surrender value minus any outstanding loan and
loan interest.
The following table provides some examples of the first
year surrender charge.  The first year surrender charge
rate varies by the Equal Age (explained in Appendix A)
determined for each contract.  The maximum charge for
Your contract per $1,000 of face amount is the first year
charge.  The first year charge, on a per $1,000 of face
amount basis, gradually decreases over the surrender
charge period (the earlier of 15 years or the attained Equal
Age of 95).  The maximum first year surrender charge for
all contracts, per $1,000 of face amount, occurs at the
Equal Age of 85 and is shown in the following table.
Your contract will specify the actual surrender charge
rate, per $1,000 of face amount, for all durations in the
surrender charge period.  The table below is only
provided to give You an idea of the level of the first year surrender charge rates for a few sample Issue Ages (IA)
and Equal Ages (EA).

First Year Surrender Charges
Per $1,000 of Face Amount
   Both Insureds Standard Non-Smoker
Male, IA 35/Female IA 35; EA 33	$5.20
Male, IA 47/Female IA 47; EA 45	$8.80
Male, IA 55/Female IA 55; EA 53	$14.60
Male, IA 67/Female IA 67; EA 65	$28.00
Male, IA 75/Female IA 75; EA 73	$39.00
Male, IA 85/Male IA 85; EA 85	$49.00

If there has been a change in face amount during the life
of the contract, then the surrender charge is applied
against the highest face amount in force during the life of
the contract.  Your contract will specify your actual
surrender charge rates.
Charges In The Funds
The Funds charge for managing investments and
providing services.  Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have an
annual management fee.  That fee is the sum of an
individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management &
Research Company's mutual funds.  In addition, each of
these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). See the VIP, VIP II and VIP III prospectuses for additional information on how these charges are determined and on the minimum and maximum charges
allowed.
The American Century Variable Portfolios   , the MFS
Variable Insurance Trusts, Lord Abbett Series Funds and
Alger American Portfolios     have annual management
fees that are based on the monthly average of the net
assets in each of the portfolios.  See the    American
Century Variable Portfolios prospectuses for details.
The MFS Portfolios have annual management fees that
are based on the monthly average of the net assets in each
of the portfolios. See the MFS Portfolios prospectus for
details.
The Lord Abbett Portfolio has an annual management fee
that is based on the monthly average of the net assets in
the portfolio. See the Lord Abbett Portfolio prospectus for
details.
See the Portfolio Expenses section on page 8 for a
listing of the expenses during 19992000.
   ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine The Contract
You have a right to examine the contract.  If for any
reason You are not satisfied with it, then You may cancel
the contract within a specific time period.  You cancel the
contract by sending it to Our    eExecutive Oo    ffice
along with a written cancellation request.  Your
cancellation request must be postmarked by the latest of
the following three dates:
	10 days after You receive Your contract,
	10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal
Right), or
	45 days after You sign Part 1 of the contract
application.
If You cancel Your contract, then We will return all of the
charges deducted from Your paid premiums and    cash
valuecontract fund, plus the cash valuecontract fund    .
Insurance coverage ends when You send Your request.
Your Contract Can Lapse
Your Variable Survivorship Life insurance coverage
continues as long as the net cash surrender value of Your contract is enough to pay the monthly deductions that are
taken out of Your    cash valuecontract fund    .
During the Minimum Premium Period, coverage
continues if Your paid premiums exceed the schedule of
required minimum premiums.  If neither of these
conditions is true at the beginning of any contract month,
We will send written notification to You (and any
assignees on Our records) that a 61-day grace period has
begun.  This will tell You the amount of premium
payment that is needed to satisfy the minimum
requirement for two months.
If We receive payment of this amount before the end of
the grace period, then We will use that amount to pay the
overdue deductions.  We will put any remaining balance
in Your    cash valuecontract fund     and allocate it
in the same manner as Your previous premium payments.
If We do not receive payment within 61 days, then Your
contract will lapse without value.  We will withdraw any
amount left in Your    cash valuecontract fund    .
We will apply this amount to the deductions owed to Us,
including any applicable surrender charge.  We will
inform You (and any assignee) that Your contract has
ended without value.
If the last surviving insured dies during the grace period,
We will pay the insurance benefits to the beneficiary,
minus any loan, loan interest, and overdue deductions.
You May Reinstate Your Contract
You may reinstate the contract within five years after it
lapses if You did not surrender the contract for its net cash surrender value. To reinstate the contract, You must:
	complete an application for reinstatement,
	provide satisfactory evidence of insurability for both
insured persons,
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the    cash valuecontract fund so that the
cash valuecontract fund     minus any contract debt
at least equals the surrender charges,
	cover the next two months' deductions, and
	pay or restore any contract debt.
The contract date of the reinstated contract will be the beginning of the contract month that coincides with or follows the date that We approve Your reinstatement
application. Previous loans will not be reinstated.
Contract Periods And Anniversaries
We measure contract years, contract months, and contract anniversaries from the contract date shown on Your contract information page.  Each contract month begins on
the same day in each calendar month.   The calendar days
of 29, 30, and 31 are not used. Our right to challenge a contract and the suicide exclusion are measured from the
contract date    (or from the date of any face amount
increase)    . See "Limits On Our Right To Challenge
The Contract" on page    26313126.
Maturity Date
The maturity date is the first contract anniversary after the younger insured person's 100th birthday unless Your contract contains the Extended Maturity Rider. The
contract ends on that date if at least one of the insured
persons is still alive and the maturity benefit is paid.
If at least one of the insured persons survives to the
maturity date and Your contract contains the Extended
Maturity Rider, We will extend the maturity date as long
as this contract still qualifies as life insurance according to the Internal Revenue Service and Your state. If the maturity date is extended, the contract may not qualify as
life insurance and there may be tax consequences.  A tax
advisor should be consulted before You elect to extend the
maturity date.
We Own The Assets Of Our Separate Account
We own the assets of Our Separate Account and use them
to support Your contract and other variable life contracts
   (including other types of life insurance)    .  We
may permit charges owed to Us to stay in the Separate
Account.  Thus, We may also participate proportionately
in the Separate Account. These accumulated amounts
belong to Us and We may transfer them from the Separate
Account to Our General Account.  The assets in the
Separate Account generally are not chargeable with
liabilities arising out of any other business We conduct.
Under certain unlikely circumstances, one investment
division of the Separate Account may be liable for claims relating to the operations of another division.
Changing the Separate Account
We have the right to modify how We operate Our
Separate Account.  We have the right to:
	add investment divisions to, or remove investment divisions from, Our Separate Account;
	combine two or more divisions within Our Separate
Account;
	withdraw assets relating to Variable Survivorship Life from one investment division and put them into another;
	eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company.  This may happen if the shares of
the portfolio are no longer available for investment or,
if in Our judgment, further investment in the portfolio
is inappropriate in view of the purposes of Our
Separate Account A;
	register or end the registration of Our Separate Account under the Investment Company Act of 1940;
	operate Our Separate Account under the direction of a committee or discharge such a committee at any time
(the committee may be composed entirely of interested
parties of Midland);
	disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory
contract. (We would do so only if required by state
insurance regulatory authorities or otherwise pursuant
to insurance law or regulation); and
	operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct
investments.  In choosing these investments, We will
rely on Our own or outside counsel for advice.  In
addition, We may disapprove of any change in
investment advisors or in investment policies unless a
law or regulation provides differently.
Limits On Our Right To Challenge The Contract
We can challenge the validity of Your insurance contract
(based on material misstatements in the application) if it appears that at least one of the insured persons is not actually covered by the contract under Our rules.  There
are limits on how and when We can challenge the
contract:
	We cannot challenge the contract after it has been in effect, during at least one of the insured persons'
lifetime, for two years from the date the contract was
issued or reinstated. (Some states may require Us to
measure this in some other way.)
	We cannot challenge any contract change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two
years during at least one of the insured persons'
lifetime.
If the last of the surviving insured persons dies during the time that We may challenge the validity of the contract,
then We may delay payment until We decide whether to
challenge the contract.
If an insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would
be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the correct age and sex.
If either insured person commits suicide within two years
after the date on which the contract was issued or
reinstated, then the    death benefit will be limited to
contract will terminate and     the total of all paid
premiums minus the amount of any outstanding contract
loan and loan interest minus any partial withdrawals of
net cash surrender value. If either insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the
monthly cost of insurance deductions for the increase
(Some states require Us to measure this time by some
other date).
Your Payment Options
You may choose for contract benefits and other payments
(such as the net cash surrender value or death benefit) to
be paid immediately in one lump sum or in another form
of payment.  Payments under these options are not
affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the second insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be
paid, then the beneficiary cannot change Your choice.
Payment options will also be subject to Our rules at the
time of selection.
   Lump Sum Payments
In most cases, when a death benefit is paid in a lump sum,
We will pay the death benefit by establishing an interest
bearing account, called the "Midland Access Account,"
for the beneficiary, in the amount of the death benefit.
We will send the beneficiary a checkbook, and the
beneficiary will have access to the account simply by
writing a check for all or any part of the amount of the
death benefit.  The Midland Access Account is part of Our
General Account.  It is not a bank account and it is not
insured by the FDIC or any other government agency.  As
part of Our General Account, it is subject to the claims of
Our creditors.  We receive a benefit from all amounts left
in the Midland Access Accounts.
Optional Payment Methods
  Our consent is required when an optional payment is
selected and the payee is either an assignee or not a
natural person (i.e., a corporation).  Currently, these
alternate payment options are only available if the
proceeds applied are more than $1,000 and periodic
payments are at least $20.
You have the following payment options:
1.	   Deposit OptionProceeds Left at Interest    :
The money will stay on deposit with Us for a period
that We agree upon. You will receive interest on the
money at a declared interest rate.
2.	 Installment Options: There are two ways that We
pay installments:
a.   	Fixed PeriodPayment for a Specified Period:
    We will pay the amount applied in equal
installments plus applicable interest, for a specified
time, up to 30 years.
b.	   Fixed AmountPayment of a Specified Amount:
    We will pay the sum in installments in an
amount that We agree upon.  We will continue to
pay the installments until We pay the original
amount, together with any interest You have
earned.
3.	   Monthly Life IncomePayment of Life Income
    Option: We will pay the money as monthly
income for life.  You may choose from 1 of 4 ways to
receive the income. We will guarantee payments for:
(1)	at least 5 years (called "5 Years Certain");
(2)	at least 10 years (called "10 Years Certain");
(3)	at least 20 years (called "20 Years Certain");
or
(4)	payment for life. With a life only payment
option, payments will only be made as long as
the payee is alive.  Therefore, if the payee
dies after the first payment, only one
payment will be made.
4.	   OtherAnnuity     : You may ask Us to apply
the money under any option that We make available at
the time the benefit is paid.
We guarantee interest under the deposit and installation
options at 2.75% a year, but We may allow a higher rate
of interest.
The beneficiary, or any other person who is entitled to
receive payment, may name a successor to receive any
amount that We would otherwise pay to that person's
estate if that person died. The person who is entitled to receive payment may change the successor at any time.
We must approve any arrangements that involve more
than one of the payment options, or a payee who is a
fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:
	rules on the minimum amount We will pay under an
option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (Your rights to
receive payments over time, for which We may offer
You a lump sum payment),
	the naming of people who are entitled to receive
payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later changes)
and Your choice will take effect in the same way as it
would if You were changing a beneficiary. (See "Your
Beneficiary" below).  Any amounts that We pay under the
payment options will not be subject to the claims of
creditors or to legal process, to the extent that the law
provides.
Your Beneficiary
You name Your beneficiary in Your contract application.
The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during either insured person's lifetime by writing to Our
eExecutive Oo    ffice.  If no beneficiary is living when
the last surviving insured person dies, then We will pay
the death benefit to You.  If the owner is not surviving,
We will pay the death benefit to the owner's estate.
Assigning Your Contract
You may assign Your rights in this contract.  You must
send a copy of the assignment to Our    eExecutive
Oo    ffice. We are not responsible for the validity of
the assignment or for any payment We make or any action
We take before We receive notice of the assignment.  An
absolute assignment is a change of ownership.  There may
be tax consequences.
When We Pay Proceeds From This Contract
We will generally pay any death benefits, net cash
surrender value, or loan proceeds within seven days after
receiving the required form(s) at Our    eExecutive
Oo    ffice.  Death benefits are determined as of the date
of the last surviving insured person's death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.
We may delay payment for one or more of the following reasons:
	We contest the contract.
	We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.
	The SEC, by order, permits Us to delay payment to protect Our contract owners.
We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive
Your request.
   Tax-Free "Section 1035" Exchanges
You can generally exchange one life insurance contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both contracts carefully.
Remember that if You exchange another contract for the one described in this prospectus, You might have to pay a surrender charge on Your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

TAX EFFECTS
Tax Status of the PolicyContract
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal
tax law, a contract must satisfy certain requirements
which are set forth in the Internal Revenue Code.
Guidance as to how these requirements are to be applied
is limited, particularly as to contracts that insure more
than one individual. Nevertheless, We believe that it is reasonable to conclude that a contract will satisfy the applicable requirements, although there is some uncertainty, particularly if the contract owner pays the full amount of premiums permitted under the contract.
If it is subsequently determined that a contract does not satisfy the applicable requirements, Midland may take appropriate steps to bring the contract into compliance with such requirements and We reserve the right to
restrict contract transactions in order to do so.
In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate
Account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed
on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the flexibility of the
contract owner to allocate payments and    cash
valuecontract fund    s, have not been explicitly
addressed in published rulings.  While Midland believes
that the contract does not give the contract owner
investment control over Separate Account assets, Midland reserves the right to modify the contract as necessary to prevent the contract owner from being treated as the owner of the Variable Account assets supporting the
contract.
In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the contract to be treated as a life insurance contract for Federal income tax purposes. It is intended that the
Separate Account, through the portfolios, will satisfy
these diversification requirements.
The following discussion assumes that the contract will
qualify as a life insurance contract for Federal income tax
purposes.
Tax Treatment of    PolicyContract     Benefits
In General
We believe that the death benefit payable to the
beneficiary under a contract on the death of the second
insured to die should be excludible from the gross income
of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary.  A tax advisor should be consulted
on these consequences.
Generally, the contract owner will not be deemed to be in
constructive receipt of the contract's    cash
valuecontract fund     until there is a distribution.
When distributions from a contract occur, or when loans
are taken out from or secured by a contract, the tax consequences depend on whether the contract is classified
as a "Modified Endowment    Cc    ontract."
Tax Treatment of Distributions  Modified
Endowment Contracts
Under the Internal Revenue Code, certain life insurance
contracts are classified as    "Modified Endowment
Ccontracts ("MEC") ,"     with less favorable tax
treatment than other life insurance contracts. Due to the flexibility of the contracts as to premiums and benefits, the individual circumstances of each contract will
determine whether it is classified as a    Modified
Endowment contractMEC    .  The rules are too
complex to be summarized here, but generally depend on
the amount of premium   d     paid during the first
seven contract years. Certain changes in a contract after it is issued (including a reduction in benefits at any time after issuance) could also cause it to be classified as a
   Modified Endowment contractMEC    .  A current
or prospective contract owner should consult with a
competent tax advisor to determine whether a contract
transaction will cause the contract to be classified as    a
Modified Endowment contractMEC.
Contracts classified as Modified Endowment
contractsMECs     are subject to the following tax rules:
	All distributions other than death benefits, including distributions upon surrender and withdrawals, from a
   Modified Endowment contractMEC     will be
treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the contract owner's investment in the contract only after all gain has been distributed.
	Loans taken from or secured by a contract classified as
a    Modified Endowment contractMEC     (e.g.,
collateral assignments) are treated as distributions and
taxed accordingly.
	A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the contract owner has attained age
59 1/2 or is disabled, or where the distribution is part of
a series of substantially equal periodic payments for the
life (or life expectancy) of the contract owner or the
joint lives (or joint life expectancies) of the contract
owner and the contract owner's beneficiary or
designated beneficiary.
If a contract becomes    a Modified Endowment
contractMEC    , distributions that occur during the
contract year will be taxed as distributions from a
Modified Endowment contract.  In addition, distributions
from a contract within two years before it becomes a
   Modified Endowment contractMEC     will be
taxed in this manner.  This means that a distribution from
a contract that is not    a Modified Endowment contract
MEC     at the time when the distribution is made could
later become taxable as a distribution from a
   Modified Endowment contractMEC.
Tax Treatment of Distributions  Contracts That Are
Not Modified Endowment Contracts
Distributions other than death benefits from a contract that is not classified as a Modified Endowment
Cc    ontract are generally treated first as a recovery of
the contract owner's investment in the contract and only
after the recovery of all investment in the contract as
taxable income.  However, certain distributions which
must be made in order to enable the contract to continue
to qualify as a life insurance contract for Federal income
tax purposes if contract benefits are reduced during the
first 15 contract years may be treated in whole or in part
as ordinary income subject to tax.
Loans from or secured by a contract that is not a Modified
Endowment    Cc    ontract are generally not treated
as distributions.  However, the tax consequences
associated with contract loans that are outstanding after
the first 10 contract years, to the extent such loans do not exceed earnings, are less clear and a tax advisor should be consulted about such loans.
Finally, neither distributions from nor loans from or
secured by a contract that is not a Modified Endowment
contract are subject to the 10 percent additional income
tax.
Investment in the Contract
Your investment in the contract is generally Your
aggregate premiums.  When a distribution is taken from
the contract, Your investment in the contract is reduced by
the amount of the distribution that is tax-free.
Loans
In general, interest on a contract loan will not be
deductible. Before taking out a contract loan, You should consult a tax advisor as to the tax consequences.
   Multiple PoliciesMultiple Contracts
All Modified Endowment    Cc    ontracts that are
issued by Midland (or its affiliates) to the same contract owner during any calendar year are treated as one
Modified Endowment    Cc    ontract for purposes of
determining the amount includible in the contract owner's income when a taxable distribution occurs.
Tax Treatment of Policy Split Option
The policy split option allows the contract to be split into two non-variable individual contracts if both insureds submit evidence of insurability. It is not clear whether exercising the policy split option will be treated as a taxable transaction or whether the individual contracts
that result would be classified as Modified Endowment
   Cc    ontracts.  A competent tax advisor should be
consulted before exercising the policy split option.
Other    PolicyContract     Owner Tax Matters
Federal and state estate, inheritance, transfer, and other
tax consequences depend on the individual circumstances
of each contract owner or beneficiary.
The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of
gift, estate inheritance, and generation-skipping transfer taxes. For example, the transfer of the contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation
which is two or more generations below the generation assignment of the contract owner (i.e. a grandchild) may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state, and/or local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local gift, estate, inheritance, generation-
skipping transfer and other taxes.
Businesses can use the contract in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing
the contract for any arrangement the value of which
depends in part on its tax consequences, You should
consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the
purchase of a new contract or a change in an existing
contract should consult a tax advisor.
Possible Tax Law Changes
Although the likelihood of legislative changes is
uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legal developments and their effect on the contract.
Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes
(other than premium taxes) that it incurs which may be attributable to such account or to the contracts. Midland reserves the right to make a charge for any such tax or other economic burden resulting from the application of
the tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which We would keep in the effected division rather than in Our General Account.
Other Tax Considerations
The foregoing discussion is general and is not intended as
tax advice.  If You are concerned about these tax
implications, You should consult a competent tax advisor.
This discussion is based on Our understanding of the
Internal Revenue Service's current interpretation of the present federal income tax laws. No representation is made as to the likelihood of continuation of these current
laws and interpretations, and We do not make any
guarantee as to the tax status of the contract. It should be further understood that the foregoing discussion is not complete and that special rules not described in this prospectus may be applicable in certain situations.
Moreover, no attempt has been made to consider any
applicable state or other tax laws.
   PART 3: ADDITIONAL
INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was organized, in
1906, in South Dakota, as a mutual life insurance
company at that time named "The Dakota Mutual Life
Insurance Company". We were reincorporated as a stock
life insurance company in 1909. Our name "Midland" was
adopted in 1925.  We were redomesticated to Iowa in
1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our officers and
directors are listed beginning on page 3   74    .
Midland is a subsidiary of Sammons Enterprises, Inc.,
Dallas, Texas. Sammons has controlling or substantial
stock interests in a large number of other companies
engaged in the areas of insurance, corporate services, and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of Our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for the
Funds, and
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.
Even though We own the shares, We give You the
opportunity to tell Us how to vote the number of shares
that are allocated to Your contract. We will vote at shareholder meetings according to Your instructions.
The Funds will determine how often shareholder meetings
are held.  As We receive notice of these meetings, We will
ask for Your voting instructions.  The Funds are not
required to hold regular annual meetings.
If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the
Fund in Our own right or to restrict contract owner voting,
then We may do so.
You may participate in voting only on matters concerning
the Fund portfolios in which Your    cash valuecontract
fund     has been invested. We determine Your voting
shares in each division by dividing the amount of Your
   cash valuecontract fund     allocated to that
division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Funds' Board for the
shareholders meeting.  We count fractional shares.
If You have a voting interest, We will send You proxy
material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Funds' advisor or the investment policies of its portfolios.  We will advise You if We do.
Other insurance companies own shares in the Funds to
support their variable insurance products.  We do not
foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.
If We disagree with any Fund action, then We will see
that appropriate action is taken to protect Our contract
owners.
OUR REPORTS TO CONTRACT OWNERS
Shortly after the end of the third, sixth, ninth, and twelfth contract months, We will send You reports that show:
	the current death benefit for Your contract,
	Your    cash valuecontract fund    ,
	information about investment divisions,
	the cash surrender value of Your contract,
	the amount of Your outstanding contract loans,
	the amount of any interest that You owe on the loan,
and
	information about the current loan interest rate.
The annual report will show any transactions involving
Your    cash valuecontract fund     that occurred
during the year. Transactions include Your premium allocations, Our deductions, and Your transfers or withdrawals.
   These quarterly and annual statements are sent
instead of sending a confirmation of certain transactions
(such as the monthly deduction and premium payments by automatic checking account deductions or Civil Service Allotments).
We will send you semi-annual reports with financial
information on the Funds, including a list of the
investments held by each portfolio.
Our report also contains information that is required by
the insurance supervisory official in the jurisdiction in
which this insurance contract is delivered.
   Confirmation Nn    otices will be sent to You for
transfers of amounts between investment divisions and certain other contract transactions.
   We will send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

DIVIDENDS
We do not pay any dividends on the contract described in
this prospectus.
MIDLAND'S SALES AND OTHER AGREEMENTS
The contract will be sold by individuals who, in addition
to being licensed as life insurance agents for Midland National Life, are registered representatives of Walnut Street Securities (WSS) or broker-dealers who have entered into written sales agreements with WSS.  WSS,
the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities
Exchange Act of 1934 and is a member of the National
Association of Securities Dealers, Inc.    (NASD).
The address for Walnut Street Securities is 670 Mason
Ridge Center Drive, Suite 301, St. Louis, Missouri 63141. During the first contract year, We will pay agents a commission of up to 68% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 2.5% of premiums paid. After the 15th contract year, We pay no commission. Certain persistency and production bonuses may be paid.
We may sell Our contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 that enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above.
REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.
We are also subject to various federal securities laws and regulations.
   To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria.
Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:
	the policy charge;
	the expense charge;
	the contingent deferred sales charge;
	the mortality and expense risk charge;
	the cost of insurance charge;
	revenues, if any, received from the underlying portfolios or their managers;
	investment earnings on amounts allocated under contracts to the General Account;
	interest charged on loans; and
	charges for additional benefits.
Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.
Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive a
discount of up to 25% of first year premiums.
Midland is a subsidiary of Sammons Enterprises, Inc. and
additional premium payments contributed solely by
Midland National Life will be paid into the employee's
contract during the first year.  All other contract
provisions will apply.
LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain
matters relating to federal securities laws.
We are not involved in any material legal proceedings.
FINANCIAL
The December 31,    19992000     financial
statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this prospectus and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement. The address for
PricewaterhouseCoopers LLP is IBM Park Building, Suite
1300, 650 Third Avenue South, Minneapolis, Minnesota
55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this prospectus with the Securities and Exchange Commission. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If
You would like the additional information, then You may obtain it from the SEC's main office in Washington, DC.
You will have to pay a fee for the material.


Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

   Principal
OccupationPosition with
Midland

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life.

John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
   and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior
Vice President and Chief Financial Officer (October
1993 to 1998), Midland National Life Insurance
Company; Treasurer (January 1996 to present), Briggs
ITD Corp.; Treasurer (March 1996 to present),
Sammons Financial Holdings, Inc.; Treasurer
(November 1993 to present), CH Holdings; Treasurer
(November 1993 to present), Consolidated Investment
Services, Inc.; Treasurer (November 1993 to present),
Richmond Holding Company, L.L.C.; Partner (prior thereto), Ernst and Young.

Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President-Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior thereto), Penn Mutual Life Insurance.

Stephen P. Horvat, Jr.
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President

Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company.

Donald J. Iverson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Senior Vice President and
Corporate Actuary

Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President - Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.

   Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors
Member,
President and Director (since 1988), Sammons
Enterprises, Inc., Vice President (August 1998 to present), Midland National Life Insurance
Company.

Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

   Principal
OccupationPosition with
Midland

Principal Occupation During Past Five Years
Jon P. Newsome
    Midland National
Life      Annuity Division
7755 Office Plaza Drive
N. #105,
4601 Westown Parkway
Suite 300
                        West
Des Moines, IA  50266

Executive Vice President -
Annuity Division
Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.
E John Fromelt
Midland National Life
Senior Vice President
   and ,     Chief
Investment Officer
Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health.

Thomas M. Meyer
Midland National Life
Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company.

Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company.

Gary W. Helder
Midland National Life
Vice PresidentPolicy
Administration
Vice PresidentPolicy Administration (since 1991),
Midland National Life Insurance Company.

Robert W. Buchanan
Midland National Life
Vice President
Marketing ServicesNew
Business and
Underwriting
Vice PresidentMarketing Services (March 1996 to present), Second Vice PresidentSales Development
(prior thereto), Midland National Life Insurance
Company.
Timothy A. Reuer


Vice PresidentProduct
Development

Vice President  Product Development (January 2000
To Present); Actuary  Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland
NatioanlNational     Life Insurance Company.

Esfandyar Dinshaw
Midland National Life
Annuity Division
    7755 Office Plaza Dr
N. #1054601 Westown
Parkway Suite 300,
                     West Des
Moines, IA  50266

Vice President  Annuity
Division
Vice President  Annuity Division (April 1999 to
Present); Vice President  Actuarial (September 1996 to
April 1999), Conseco; Vice President  Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.
   Meg Taylor
North American Company
for Life and Health
Insurance and Midland
National Life Insurance
Company
222 S. Riverside Plaza
Chicago, IL  60606
Chief Compliance Officer
Chief Compliance Officer (2000  present) North
American Companies and Midland National Life ;
Assistant Vice President  Compliance (1998  2000)
North American Companies and Midland National Life;
Director, Product and Market Services (19971998)
Transamerica Reinsurance; Assistant Vice President
(1987-1997) John Alden Life Insurance Company


Illustrations


Following are a series of tables that illustrate how the
   cash valuecontract fund    s, cash surrender
values, and death benefits of a contract change with
the investment performance of the Funds. The tables
show how the    cash valuecontract fund    s,
cash surrender values, and death benefits of a contract
issued to two insureds of a given age and given
premium would vary over time if the return on the
assets held in each Portfolio of the Funds were a
constant gross, after tax annual rate of 0%, 6%, or
12%.
The tables on the following pages illustrate the
following examples:
	Death Benefit Option 1 Standard Corridor
Percentage Table, Face Amount $1,000,000,
Annual Premium $15,000, male preferred non-
smoker issue age 55 and a female preferred non-
smoker issue age 55 (both current and guaranteed
charges).
	Death Benefit Option 2 Standard Corridor
Percentage Table, Face Amount $1,000,000,
Annual Premium $30,000, male preferred non-
smoker issue age 55 and a female preferred non-
smoker issue age 55 (both current and guaranteed
charges).
The    cash valuecontract fund    s, cash
surrender values, and death benefits would be
different from those shown if the returns averaged
0%, 6%, and 12% over a period of years, but
fluctuated above and below those averages for
individual contract years.
The amount of the    cash valuecontract fund
exceeds the cash surrender value until the end of the
surrender charge period (earlier of the end of 15
contract years or the attained Equal Age of 95) due to
the surrender charge. For contract years after the
expiration of the surrender charge period, the
cash valuecontract fund     and cash surrender
value are equal, since the surrender charge has
reduced to zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the cash valuecontract
   fund    s and the fourth and seventh columns
illustrate the cash surrender values of the contract
over the designated period. The    cash
valuecontract fund    s shown in the third column
and the cash surrender values shown in the fourth
column assume the monthly charge for cost of
insurance is based upon the current cost of insurance
rates. The    cash valuecontract fund    s shown
in the sixth column and the cash surrender values
shown in the seventh column assume the monthly
charge for cost of insurance is based upon the
maximum cost of insurance rates that    weWe
    guarantee. The maximum cost of insurance rates
allowable under the contract are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
death benefit of a contract over the designated period.
The illustrations of death benefits reflect the same
assumptions as the    cash valuecontract fund
and cash surrender values. The illustrations shown
are those for Death Benefit Options 1 and 2 using The
Standard Corridor Table. The death benefits and
   cash valuecontract fund    s vary if the
enhanced corridor table has been selected.  A
personalized illustration will be provided upon
request.  Please contact    yourYour Agent or
Midland at the eExecutive oOffice if youYou
would like to request one.
The amounts shown for the death benefit,    cash
valuecontract fund    s, and cash surrender values
reflect the fact that the net hypothetical investment
return of the divisions of    ourOur     Separate
Account is lower than the hypothetical gross, after-
tax return on the assets in the Funds, as a result of
expenses paid by the Funds and charges levied
against the divisions of    ourOur     Separate
Account. The illustrations also reflect the 2.25% sales
charge deduction from each premium, the 2.25% state
premium tax deduction and the 1.5% federal tax
charge from each premium, the $10.00 per month
policy charge (on a current basis this is $10/month in
years 1-10 and $5/month thereafter), the expense
charge, as well as current and guaranteed cost of
insurance charges.
The contract values shown assume daily investment
advisory fees and operating expenses equivalent to an
annual rate of     0.790.73    % of the aggregate
average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period
ending December 31,    19992000    ). The
actual fees and expenses associated with the contract
may be more or less than    0.790.73    % and
will depend on how allocations are made to each
investment division. The MFS VIT New Discovery,
The Lord Abbett VC Mid-Cap Value, The Lord
Abbett VC International and VIP II Index 500
portfolios contain an expense reimbursement
arrangement whereby the portfolios expenses have a
limit.  Without this arrangement, expenses would be
higher and the average of    0.790.73    % would
be higher.  This would result in lower values than
what are shown in the illustrations.  Midland cannot
predict whether such arrangements will continue. See
footnotes    (21) and through (58) on pages 25 10
and 26 11    for further information on the limits on
other expenses.  The contract values also take into
account a daily charge to each division of Separate
Account A for assuming mortality and expense risks
which is equivalent to a charge at an annual rate of
 .50% (.25% after year 10 on both a current and
guaranteed basis) of the average net assets of the
divisions of Separate Account A. After reductions for
the mortality and expense risk
charge and average portfolio expenses, the assumed
gross investment rates of 0%, 6%, and 12%
correspond to approximate net annual rates of
   1.29-1.23%, 4.714.77% and 10.7110.77%
respectively (1.04-0.98%, 4.965.02% and
10.9611.02% after year 10 on both a guaranteed and
current basis    ).
The approximate net annual rates do not include cost of insurance charges, surrender charges, contract charges, sales charges, expense charges nor any charges for additional benefits.
The tables illustrate the contract values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no contract loans have been made.
The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the contract owner varied the amount or frequency of premium payments. The tables also assume that the contract owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no contract loans have been taken, and that no transfers have been made and no transfer charges imposed.





MIDLAND NATIONAL LIFE INSURANCE COMPANY - VSL

DEATH BENEFIT OPTION 1 STANDARD CORRIDOR TABLE	FACE AMOUNT: $1,000,000
MALE PREFERRED NON-SMOKER ISSUE AGE 55	FEMALE PREFERRED NON-SMOKER
ISSUE AGE 55
ASSUMED ANNUAL PREMIUM(1): $15,000 	HYPOTHETICAL GROSS ANNUAL RATE OF
RETURN: 0%

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
15,750
11,898
0
1,000,000
11,849
0
1,000,000
2
32,288
23,641
9,041
1,000,000
23,435
8,835
1,000,000
3
49,652
35,229
21,359
1,000,000
34,738
20,868
1,000,000
4
67,884
46,661
33,521
1,000,000
45,736
32,596
1,000,000
5
87,029
57,928
45,518
1,000,000
56,401
43,991
1,000,000
6
107,130
69,041
57,361
1,000,000
66,698
55,018
1,000,000
7
128,237
80,006
69,056
1,000,000
76,582
65,632
1,000,000
8
150,398
90,812
80,592
1,000,000
85,988
75,768
1,000,000
9
173,668
101,458
91,968
1,000,000
94,837
85,347
1,000,000
10
198,102
111,941
103,181
1,000,000
103,041
94,281
1,000,000
11
223,757
124,546
116,516
1,000,000
112,700
104,670
1,000,000
12
250,695
136,977
129,677
1,000,000
121,519
114,219
1,000,000
13
278,979
149,210
142,640
1,000,000
129,391
122,821
1,000,000
14
308,678
161,232
155,392
1,000,000
136,195
130,355
1,000,000
15
339,862
172,995
170,075
1,000,000
141,769
138,849
1,000,000
16
372,605
184,458
184,458
1,000,000
145,895
145,895
1,000,000
17
406,986
195,614
195,614
1,000,000
148,275
148,275
1,000,000
18
443,085
206,421
206,421
1,000,000
148,517
148,517
1,000,000
19
480,989
216,833
216,833
1,000,000
146,141
146,141
1,000,000
20
520,789
226,791
226,791
1,000,000
140,607
140,607
1,000,000
21
562,578
236,220
236,220
1,000,000
131,315
131,315
1,000,000
22
606,457
245,016
245,016
1,000,000
117,600
117,600
1,000,000
23
652,530
253,048
253,048
1,000,000
98,703
98,703
1,000,000
24
700,906
260,177
260,177
1,000,000
73,685
73,685
1,000,000
25
751,702
266,238
266,238
1,000,000
41,286
41,286
1,000,000








30
1,046,412
270,786
270,786
1,000,000
0
0
1,000,000








35
1,422,545
184,126
184,126
1,000,000
0
0
1,000,000








40
1,902,596
0
0
1,000,000
0
0
1,000,000

1.	ASSUMES A $15,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CASH SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT
FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY - VSL

DEATH BENEFIT OPTION 1 STANDARD CORRIDOR TABLE	FACE AMOUNT: $1,000,000
MALE PREFERRED NON-SMOKER ISSUE AGE 55	FEMALE PREFERRED NON-SMOKER
ISSUE AGE 55
ASSUMED ANNUAL PREMIUM(1): $15,000 	HYPOTHETICAL GROSS ANNUAL RATE OF
RETURN: 6%

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
15,750
12,678
0
1,000,000
12,628
0
1,000,000
2
32,288
25,952
11,352
1,000,000
25,737
11,137
1,000,000
3
49,652
39,848
25,978
1,000,000
39,329
25,459
1,000,000
4
67,884
54,393
41,253
1,000,000
53,401
40,261
1,000,000
5
87,029
69,608
57,198
1,000,000
67,944
55,534
1,000,000
6
107,130
85,533
73,853
1,000,000
82,945
71,265
1,000,000
7
128,237
102,207
91,257
1,000,000
98,378
87,428
1,000,000
8
150,398
119,653
109,433
1,000,000
114,201
103,981
1,000,000
9
173,668
137,904
128,414
1,000,000
130,353
120,863
1,000,000
10
198,102
156,997
148,237
1,000,000
146,768
138,008
1,000,000
11
223,757
179,430
171,400
1,000,000
165,739
157,709
1,000,000
12
250,695
202,944
195,644
1,000,000
184,987
177,687
1,000,000
13
278,979
227,572
221,002
1,000,000
204,442
197,872
1,000,000
14
308,678
253,356
247,516
1,000,000
224,025
218,185
1,000,000
15
339,862
280,317
277,397
1,000,000
243,627
240,707
1,000,000
16
372,605
308,479
308,479
1,000,000
263,095
263,095
1,000,000
17
406,986
337,908
337,908
1,000,000
282,217
282,217
1,000,000
18
443,085
368,641
368,641
1,000,000
300,712
300,712
1,000,000
19
480,989
400,720
400,720
1,000,000
318,245
318,245
1,000,000
20
520,789
434,189
434,189
1,000,000
334,455
334,455
1,000,000
21
562,578
469,091
469,091
1,000,000
348,961
348,961
1,000,000
22
606,457
505,461
505,461
1,000,000
361,367
361,367
1,000,000
23
652,530
543,341
543,341
1,000,000
371,237
371,237
1,000,000
24
700,906
582,794
582,794
1,000,000
378,046
378,046
1,000,000
25
751,702
623,902
623,902
1,000,000
381,087
381,087
1,000,000








30
1,046,412
859,392
859,392
1,000,000
290,423
290,423
1,000,000








35
1,422,545
1,166,374
1,166,374
1,224,692
0
0
1,000,000








40
1,902,596
1,554,784
1,554,784
1,570,332
0
0
1,000,000

1.	ASSUMES A $15,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CASH SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT
FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY - VSL

DEATH BENEFIT OPTION 1 STANDARD CORRIDOR TABLE	FACE AMOUNT: $1,000,000
MALE PREFERRED NON-SMOKER ISSUE AGE 55	FEMALE PREFERRED NON-SMOKER
ISSUE AGE 55
ASSUMED ANNUAL PREMIUM(1): $15,000 	HYPOTHETICAL GROSS ANNUAL RATE OF
RETURN: 12%

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
15,750
13,459
0
1,000,000
13,407
0
1,000,000
2
32,288
28,359
13,759
1,000,000
28,136
13,536
1,000,000
3
49,652
44,852
30,982
1,000,000
44,304
30,434
1,000,000
4
67,884
63,107
49,967
1,000,000
62,043
48,903
1,000,000
5
87,029
83,305
70,895
1,000,000
81,494
69,084
1,000,000
6
107,130
105,662
93,982
1,000,000
102,805
91,125
1,000,000
7
128,237
130,417
119,467
1,000,000
126,136
115,186
1,000,000
8
150,398
157,816
147,596
1,000,000
151,650
141,430
1,000,000
9
173,668
188,142
178,652
1,000,000
179,519
170,029
1,000,000
10
198,102
221,708
212,948
1,000,000
209,934
201,174
1,000,000
11
223,757
261,549
253,519
1,000,000
245,706
237,676
1,000,000
12
250,695
305,744
298,444
1,000,000
284,881
277,581
1,000,000
13
278,979
354,760
348,190
1,000,000
327,818
321,248
1,000,000
14
308,678
409,124
403,284
1,000,000
374,940
369,100
1,000,000
15
339,862
469,405
466,485
1,000,000
426,727
423,807
1,000,000
16
372,605
536,253
536,253
1,000,000
483,732
483,732
1,000,000
17
406,986
610,424
610,424
1,000,000
546,610
546,610
1,000,000
18
443,085
692,750
692,750
1,000,000
616,155
616,155
1,000,000
19
480,989
784,181
784,181
1,000,000
693,390
693,390
1,000,000
20
520,789
885,800
885,800
1,000,000
779,659
779,659
1,000,000
21
562,578
998,816
998,816
1,048,757
876,749
876,749
1,000,000
22
606,457
1,124,266
1,124,266
1,180,480
986,776
986,776
1,036,114
23
652,530
1,263,455
1,263,455
1,326,628
1,109,052
1,109,052
1,164,504
24
700,906
1,417,863
1,417,863
1,488,756
1,244,177
1,244,177
1,306,385
25
751,702
1,589,122
1,589,122
1,668,578
1,393,394
1,393,394
1,463,064








30
1,046,412
2,767,417
2,767,417
2,905,788
2,400,108
2,400,108
2,520,113








35
1,422,545
4,719,661
4,719,661
4,955,644
3,994,364
3,994,364
4,194,082








40
1,902,596
7,969,551
7,969,551
8,049,246
6,601,589
6,601,589
6,667,605

1.	ASSUMES A $15,000 PREMIUM IS PAID AT THE BEGINNING OF EACH
CONTRACT YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CASH SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT
FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.

Definitions
Accumulation Unit means the units credited to each investment division in the Separate Account.
Age means the age of the Insured Person on his/her    last birthday
which immediately precedespreceding
the Contract Date.
Beneficiary means the person or persons to whom the contract's death benefit is paid when the Last Surviving
Insured Person dies   , as specified in the application unless changed
as provided in this contract..
Business Day means any day the New York Stock Exchange is open. means any day we are open and the New
York Stock Exchange are open for trading. The holidays which we are closed but the New York Stock Exchange is open are the day after Thanksgiving, and December 26, 2000. These days along with the days the New York Stock
Exchange is not open for trading will not be counted as Business Days. Cash Value means the total amount of monies in our Separate Account A attributable to your in force contract. It also includes monies in our General Account for your contract.
Cash Surrender Value means the    Cash Valuecontract fund     on the
date of surrender, less any Surrender
Charges.
Contract Anniversary    means t: T    he same month and day of the
contract date in each year following the
contract date.
Contract Date means the date from which contract anniversaries and contract years are determined.
   Contract Debt means the total loan on the contract on that date plus the interest that has accrued but has not been paid as of that date.
Contract Fund means the sum of the amounts You have in Our General Account and in the investment divisions of
Our Separate Account under this contract.
Contract Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.
Contract Year means a year that starts on the contract date or on each anniversary thereafter.
Death Benefit means the amount payable under your contract when the last surviving insured person dies.
Equal Age    means the age used for setting various charges and the
minimum premium for a Variable
Survivorship Life (VSL) contract. TheAn equal age is determined by applying a calculation to the combined ages and risk classes of both insureds. This calculation includeschanges many possible combinations of issue ages, risk classes, substandard ratings and sexes of two lives and combines them into a single equal age. This equal age is
used for setting various charges and the minimum premium.      Different
companies may use different methods
in deriving the equal age. See Appendix A for the method used by Midland National Life in deriving the equal age for this VSL product.
Evidence of Insurability means evidence, satisfactory to Us, that the insured person is insurable and meets Our underwriting standards.
Executive Office means where    youYou write to usUs to pay premiums or
take other action, such as transfers
between investment divisions, changes in Face Amount, or other such
action regarding yourYour     contract. The
address is:

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate
Account A on the contract date or as later changed by Us.
In Force means the insured persons' lives remain insured under the terms of the contract.
Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the Fund.
Minimum Premium Period    :means  This is the period of time, beginning
on the contract date and ending five
years from the contract date, during which this contract is guaranteed to remain in force if the sum of the premiums paid, less any contract debt and withdrawals, is equal to or greater than the minimum premium.
Modified Endowment Contract ("MEC") means is     a contract where
premiums are paid more rapidly than
the rate defined by a 7-Pay Test.
Monthly Anniversary means the day of each month that has the same numerical date as the contract date.
Net Cash Surrender Value means the cash surrender value less any
outstanding    contract loancontract
debt.
Net Premium means the premium paid less the 6% deduction for the sales charge, Federal taxes and state premium taxes, and less any per premium expense charge.
Record Date means the date the contract is recorded on Our books as an in force contract.
Separate Account means Our Separate Account A which receives and invests Your net premiums under the contract.
Surrender Charges means a charge made only upon surrender of the contract.



Performance
Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the Funds.  The information does not indicate or represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the
monthly deductions from the    cash valuecontract fund     (the policy
charge the expense charge, the cost of
insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges.
Therefore, these returns do not show how actual investment performance will affect contract benefits.
A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.
Midland may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of    cash
valuecontract fund    , cash surrender
value, and death benefits based on the Funds' historical investment returns. These illustrations will reflect the deduction of expenses in the Funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the
   cash valuecontract fund     and the
surrender charge. The illustrations do not indicate what contract benefits will be in the future.



Appendix A
Equal Age Calculation
An Equal Age (EA) calculation changes many possible combinations of ages, risk classes, substandard ratings and
sexes of two lives into a single EA which is used for setting various charges and the minimum premium.  Midland
National Life's VSL product uses the Equal Age calculation shown below.
The surrender charges, the expense charge and the minimum premium are based on the EA of the
   policycontract     at the time of issue.  The steps to calculating
the EA are as follows:
1.	Smoker Adjustment.  Adjust the age of any insured who is
classified as a Smoker as follows:
		Male	Female	Unisex
		+5	+3	+4
	Note: The individual age cannot exceed 85 nor be less than 20 before adjustments.
	The preferred class does not allow for individual ages which exceed 80.
2.	Female Adjustment.  Reduce the age of all females by 5 years.
Reduce the age of all unisex by 1 year.
3.	Table Rating Adjustment.  Increase the age of any rated insureds according to the following table.
	Table Rating  0	1	2	3	4	5	6	7	8
	9	10	11	12	13	14	15	16	Uninsurable
	Age Increase  0	2	4	6	7	8	9	10	11
	12	13	14	15	16	17	18	19	30
4.	Cap Adjusted Age at 110.  If the adjusted age for any individual
exceeds age 110,    weWe     will reduce
the adjusted age to age 110.
5.	Age Difference Adjustment.  The ages need to be adjusted for the difference in ages.  After making the above
adjustments, subtract the younger age from the older age.  Using the table below, find the Age Difference
Adjustment and add this to the younger Adjusted Age.
		Age		Age
		Difference	Adjustment	Difference	Adjustment
		0	0	45-47	13
		1-2	1	48-50	14
		3-4	2	51-53	15
		5-6	3	54-56	16
		7-9	4	57-60	17
		10-12	5	61-64	18
		13-15	6	65-69	19
		16-18	7	70-75	20
		19-23	8	76-82	21
		24-28	9	83-91	22
		29-34	10	92-100	23
		35-39	11
		40-44	12
	The Maximum EA allowed is 85 and the minimum is 20. EAs which do not fall into these limits do not qualify
for issue.
	Example 1:  Assume the    policycontract     has a 55 year old
Male Smoker who is standard and a 63 year
old Female Non-Smoker with a table 6 rating.
		Male	Female
	Initial Age	55	63
	Step 1 Adjustment	+5	-
	Step 2 Adjustment	-	-5
	Step 3 Adjustment	-	+9
	Total Step 1, 2 and 3	60	67
	Step 4 Adjustment	N/A
	Step 5 Adjustment	+4
	Equal Age is 64.

























Financial Statements
The financial statements of Midland National Life Insurance Company included in this prospectus should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

prosp3vsledgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt

ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt








                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.txt

REPRESENTATION PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORM.TXT

                      CONTENTS OF REGISTRATION STATEMENT
                      ----------------------------------

This Registration Statement comprises the following Papers and
Documents:

    The facing sheet.

    The prospectus consisting of 53 pages.

    The undertaking to file reports.

    Representation pursuant to Section 26(e) of the Investment
       Company Act.

    The signatures.

    Written consents of the following persons:

    (a) Jack L. Briggs  5

    (b) Timothy A. Reuer 7

    (c)  Sutherland Asbill & Brennan L L P   7

    (d)  PricewaterhouseCoopers  L L P   7


    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to the exhibits in Form N-8B-2:

    (1)  Resolution of the Board of Directors of Midland National Life

         establishing the Separate Account A.   3

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement.   1

         (b)  Selling Agreement.   1

         (c)  Commission schedule.   5

    (4)  Not applicable.

(5) Form of Contract.   5


--------------

    (6)  (a)  Articles of Incorporation of Midland National Life.    3

         (b)  By-Laws of Midland National Life.   3

    (7)  Not applicable.

    (8)  (a)  Participation Agreements for Fidelity Distributors

              Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   2

         (b)  Amendments to Participation Agreements for Fidelity

              Distributors Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   2

         (c)  Participation Agreement for Fidelity Distributors

              Corporation/Variable Insurance Products Fund III.   3

         (d)  Participation Agreement for American Century Investment

              Services, Inc.   2

         (e)  Participation Agreement for Lord Abbett Series Funds, Inc.
4

         (f) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. 5

         (g)  Participation Agreement for Massachusetts Financial
Variable

              Insurance Trusts.    4

         (h)  Participation Agreement for Fred Alger Management, Inc.  6

         (i)  Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  6

    (9)  Not applicable.

   (10)  Application Form.   5

   (11) Memorandum describing Midland National Life's issuance, transfer

         and redemption procedures for the Contract.   5

2.  See Exhibit 1(5).
    ---

3.  Opinion and Consent of Jack L. Briggs.   5

4.  No financial statements are omitted from the Prospectus pursuant to

     Instruction 1(b) or (c) or Part I.

5.  Not applicable.

6.  Opinion and Consent of Timothy A. Reuer.  7

7.  Consent of Sutherland Asbill & Brennan L L P   7

8.  Consent of PricewaterhouseCoopers  L L P   7


1      Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on January 31, 1997.
2      Filed previously in Pre-Effective Amendment No. 2 for Form S-6
File
         No. 333-14061 on April 23, 1997.
3      Filed previously in Post Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on April 28, 1998.
4      Filed previously in Post Effective Amendment No. 3 for Form S-6
File
         No. 333-14061 on April 29, 1999.
5     Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-80975 on August 31, 1999.
6      Filed previously in Post-Effective Amendment No. 6 for Form S-6
File
         No. 333-14061 on February 15, 2001.
7      Filed herein.

--------------




CONVLSL.txt

                             SIGNATURES
                             __________

    As required by the Securities Act of 1933, the Registrant, Midland National Life Separate Account A certifies that it meets all the requirements for effectiveness of this registration statement pursuant
    to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of
    Sioux Falls, South Dakota, on the 12th day of April, 2001.


                                    Midland National Life Separate
Account A

   (Seal)                      By:  Midland National Life Insurance
Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
Officers
    and Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

   /s/_ Michael M. Masterson   Director, Chairman of the       April 12,
2001
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

   _/s/ John J. Craig II       Director, Executive Vice        April 12,
2001
   John J. Craig II            President and Chief
                               Operating Officer

   _/s/ Steven C. Palmitier    Director, Senior Vice           April 12,
2001
   Steven C. Palmitier         President and Chief
                               Marketing Officer

   _/s/ Stephen P. Horvat, Jr. Director, Senior Vice           April 12,
2001
   Stephen P. Horvat, Jr.      President - Legal

   _/s/ Thomas M. Meyer        Senior Vice President           April 12,
2001
   Thomas M. Meyer             and Chief Financial
                               Officer

   _____________________       Director                        April 12,
2001
   Robert W. Korba





SigVSL.txt

                                               Registration No. 333-
80975
                                               POST EFFECTIVE AMENDMENT
NO.2

________________________________________________________________________
________
------------------------------------------------------------------------
--------





                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549



                      ____________________________________


                                    EXHIBITS

                                       TO

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                      AND

                    MIDLAND NATIONAL LIFE INSURANCE COMPANY


                      ____________________________________










________________________________________________________________________
________
------------------------------------------------------------------------
--------

EXHVSL.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     6. Opinion and Consent of Timothy A. Reuer

     7. Consent of Sutherland Asbill & Brennan L L P

     8. Consent of PricewaterhouseCoopers L L P






IndVSL.txt

 April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

Gentlemen:
    This opinion is furnished in connection with the filing of Post-Effective Amendment No. 2 to Registration Statement No. 333-80975 on Form S-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Survivorship Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy form was prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto. In my opinion:

        The illustrations of death benefits, cash value and accumulated premiums in the Prospectus included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contracts has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be correspondingly more favorable to prospective purchasers of Contracts with two insureds aged 55 in the underwriting classes illustrated than to prospective purchasers of Contracts at other ages or underwriting classes.

    I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

                                   Sincerely,



                                   _/s/ Timothy A. Reuer_______________
                                   Timothy A. Reuer, FSA
			                 Vice President - Product Development

TARVSL.TXT

                        April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Survivorship Life
          Form S-6, File No. 333-80975


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by Midland National
Life Insurance Company Separate Account A for certain variable life insurance contracts (File No. 333-80975). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


ConsentSABVLSL.txt

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 2 to this Registration
Statement of Midland National Life Separate Account A on Form S-6 (File
No. 333-
80975) of our reports dated March 9, 2001, on our audits of the financial statements of
Midland National Life Separate Account A and the financial statements of
Midland
National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.



						PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 24, 2001

PWC Consent for VSL.txt